UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o Cramer Rosenthal McGlynn, LLC.

300 First Stamford Place, Suite 440

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)
CRM All Cap Value Fund

Institutional Class (CRIEX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$128	1.20%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the Primary Benchmark Index (Russell 3000 Total Return Index) and outperformed the Secondary Benchmark Index (Russell 3000 Value Total Return Index). Against the Secondary Benchmark Index, relative outperformance was attributed to stock selection within the Consumer Discretionary, Industrials, and Materials sectors. Conversely, stock selection within the Consumer Staples, Information Technology, and Real Estate sectors was a headwind to relative performance.  We saw an improving earnings outlook for small to mid-cap companies as we progressed through 2024.  Down cap companies’ earnings were more negatively impacted by the inflationary pressures and rise in interest rates than larger cap companies in 2023.  Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM All Cap Value Fund - Institutional Class
Russell 3000® Total Return Index
Russell 3000® Value Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,147,480
$2,178,363
$2,088,245
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	CRM All Cap Value Fund - Institutional Class	Russell 3000® Total Return Index	Russell 3000® Value Index
Jun-2014	$1,000,000	$1,000,000	$1,000,000
Jun-2015	$1,058,164	$1,072,942	$1,038,621
Jun-2016	$1,070,916	$1,095,885	$1,063,729
Jun-2017	$1,249,906	$1,298,727	$1,236,135
Jun-2018	$1,395,242	$1,490,655	$1,325,770
Jun-2019	$1,388,140	$1,624,553	$1,423,059
Jun-2020	$1,251,143	$1,730,629	$1,288,997
Jun-2021	$1,935,045	$2,494,951	$1,874,152
Jun-2022	$1,745,151	$2,149,011	$1,734,307
Jun-2023	$1,835,577	$2,556,327	$1,928,888
Jun-2024	$2,088,245	$3,147,480	$2,178,363

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM All Cap Value Fund - Institutional Class	13.77%	8.51%	7.64%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 3000® Value Index	12.93%	8.89%	8.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 3000 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 3000 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

Fund Statistics

Net Assets	$23,338,121
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$152,323
Portfolio Turnover	54%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Common Stocks	96.3%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 20.2%
Financials 14.0%
Materials 12.7%
Industrials 12.1%
Health Care 9.7%
Real Estate 9.5%
Consumer Discretionary 8.6%
Energy 6.5%
Money Market Funds 2.9%
Utilities 2.4%
Consumer Staples 1.4%
Repurchase Agreements 0.8%
Liabilities in Excess of Other Assets -0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Repurchase Agreements	0.8%
Consumer Staples	1.4%
Utilities	2.4%
Money Market Funds	2.9%
Energy	6.5%
Consumer Discretionary	8.6%
Real Estate	9.5%
Health Care	9.7%
Industrials	12.1%
Materials	12.7%
Financials	14.0%
Technology	20.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity National Information Services, Inc.	3.7%
Marathon Oil Corporation	3.7%
Terreno Realty Corporation	3.1%
CRH PLC	2.9%
Sun Communities, Inc.	2.9%
ChampionX Corporation	2.8%
Burlington Stores, Inc.	2.8%
Advanced Drainage Systems, Inc.	2.8%
BioLife Solutions, Inc.	2.7%
PTC, Inc.	2.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM All Cap Value Fund

Institutional Class (CRIEX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-ACT-AR 063024

Distributed by ALPS Distributors, Inc.

CRM All Cap Value Fund

Investor Class (CRMEX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$155	1.45%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the Primary Benchmark Index (Russell 3000 Total Return Index) and outperformed the Secondary Benchmark Index (Russell 3000 Value Total Return Index). Against the Secondary Benchmark Index, relative outperformance was attributed to stock selection within the Consumer Discretionary, Industrials, and Materials sectors. Conversely, stock selection within the Consumer Staples, Information Technology, and Real Estate sectors was a headwind to relative performance.  We saw an improving earnings outlook for small to mid-cap companies as we progressed through 2024.  Down cap companies’ earnings were more negatively impacted by the inflationary pressures and rise in interest rates than larger cap companies in 2023.  Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM All Cap Value Fund - Investor Class
Russell 3000® Total Return Index
Russell 3000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$21,784
$20,355
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	CRM All Cap Value Fund - Investor Class	Russell 3000® Total Return Index	Russell 3000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,548	$10,729	$10,386
Jun-2016	$10,640	$10,959	$10,637
Jun-2017	$12,413	$12,987	$12,361
Jun-2018	$13,803	$14,907	$13,258
Jun-2019	$13,704	$16,246	$14,231
Jun-2020	$12,312	$17,306	$12,890
Jun-2021	$19,013	$24,950	$18,742
Jun-2022	$17,095	$21,490	$17,343
Jun-2023	$17,939	$25,563	$19,289
Jun-2024	$20,355	$31,475	$21,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM All Cap Value Fund - Investor Class	13.47%	8.23%	7.37%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 3000® Value Index	12.93%	8.89%	8.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 3000 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 3000 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

Fund Statistics

Net Assets	$23,338,121
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$152,323
Portfolio Turnover	54%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Common Stocks	96.3%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Repurchase Agreements	0.8%
Consumer Staples	1.4%
Utilities	2.4%
Money Market Funds	2.9%
Energy	6.5%
Consumer Discretionary	8.6%
Real Estate	9.5%
Health Care	9.7%
Industrials	12.1%
Materials	12.7%
Financials	14.0%
Technology	20.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity National Information Services, Inc.	3.7%
Marathon Oil Corporation	3.7%
Terreno Realty Corporation	3.1%
CRH PLC	2.9%
Sun Communities, Inc.	2.9%
ChampionX Corporation	2.8%
Burlington Stores, Inc.	2.8%
Advanced Drainage Systems, Inc.	2.8%
BioLife Solutions, Inc.	2.7%
PTC, Inc.	2.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM All Cap Value Fund

Investor Class (CRMEX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-ACV-AR 063024

Distributed by ALPS Distributors, Inc.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$236	2.25%

How did the Fund perform during the reporting period?

Despite positive absolute performance during the fiscal year, the Fund underperformed relative to the stated benchmark during the period. From a sector perspective, Industrials, Information Technology, and Materials contributed most to Fund performance during the fiscal year. The Consumer Staples and Consumer Discretionary sectors were the largest detractors to performance. In terms of exposure during the period, the Fund averaged approximately 94% gross long, 45% gross short, and 49% net long. Fund net exposure increased during the period from roughly 37% net long to 55% net long, largely through the reduction in short exposure. The largest sector exposure changes were: Consumer Discretionary and Financials net exposure increased by over 7% each while Real Estate and Information Technology increased by a more modest amount. At the same time, both Consumer Staples and Health Care net exposure decreased by roughly 2% each. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

CRM Long/Short Opportunities Fund - Institutional Class
S&P 500® Index
$2,900,000
$2,320,000
$1,740,000
$1,160,000
$580,000
$0
2,883,313
1,526,286
Aug-16
Jun-17
Jun-18
Jun-19
Jun-20
Jun-21
Jun-22
Jun-23
Jun-24

	CRM Long/Short Opportunities Fund - Institutional Class	S&P 500® Index
Aug-16	$1,000,000	$1,000,000
Jun-17	1,025,000	1,132,863
Jun-18	1,071,538	1,295,702
Jun-19	1,047,197	1,430,681
Jun-20	1,088,390	1,538,054
Jun-21	1,300,532	2,165,491
Jun-22	1,257,278	1,935,607
Jun-23	1,386,638	2,314,870
Jun-24	1,526,286	2,883,313

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 16, 2016)
CRM Long/Short Opportunities Fund - Institutional Class	10.07%	7.83%	5.52%
S&P 500® Index	24.56%	15.05%	14.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$195,995,806
Number of Portfolio Holdings	106
Advisory Fee (net of waivers)	$2,519,234
Portfolio Turnover	113%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.9%
Exchange-Traded Funds	2.3%
Money Market Funds	11.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 16.1%
Money Market Funds 11.7%
Consumer Discretionary 10.8%
Technology 8.4%
Materials 6.2%
Utilities 5.0%
Financials 4.9%
Real Estate 3.5%
Equity Fund 2.3%
Health Care 2.2%
Communications 1.9%
Energy 1.3%
Consumer Staples -0.5%
Other Assets in Excess of Liabilities 26.2%

Value	Value
Other Assets in Excess of Liabilities	26.2%
Consumer Staples	- 0.5%
Energy	1.3%
Communications	1.9%
Health Care	2.2%
Equity Fund	2.3%
Real Estate	3.5%
Financials	4.9%
Utilities	5.0%
Materials	6.2%
Technology	8.4%
Consumer Discretionary	10.8%
Money Market Funds	11.7%
Industrials	16.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Liquidity Funds T-Fund, Institutional Shares	5.8%
Federated Hermes Treasury Obligations Fund, Institutional Shares	5.8%
Arcosa, Inc.	4.0%
Burlington Stores, Inc.	3.9%
Canadian Pacific Kansas City Ltd.	3.7%
Clean Harbors, Inc.	3.6%
Itron, Inc.	3.1%
NextEra Energy, Inc.	3.1%
Skyline Champion Corporation	3.0%
Digital Realty Trust, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-LS-AR 063024

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Institutional Class (CRIMX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.99%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed both the Primary Benchmark Index (Russell 3000 Total Return Index) and Secondary Benchmark Index (Russell MidCap Value Total Return Index). Against the Secondary Benchmark Index, relative underperformance during the fiscal year was mainly attributed to stock selection within the Industrials, Health Care, and Utilities sectors. Stock selection within the Consumer Discretionary and Materials sectors was a tailwind to performance. We saw an improving earnings outlook for mid-cap companies as we progressed through 2024. Down cap companies’ earnings were more negatively impacted by the inflationary pressures and rise in interest rates than larger cap companies in 2023. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM Mid Cap Value Fund - Institutional Class
Russell Midcap Value Index
Russell 3000® Total Return Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,147,480
$2,303,040
$2,080,892
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	CRM Mid Cap Value Fund - Institutional Class	Russell Midcap Value Index	Russell 3000® Total Return Index
Jun-2014	$1,000,000	$1,000,000	$1,000,000
Jun-2015	$1,059,112	$1,036,717	$1,072,942
Jun-2016	$1,076,173	$1,070,367	$1,095,885
Jun-2017	$1,250,393	$1,240,829	$1,298,727
Jun-2018	$1,476,002	$1,335,073	$1,490,655
Jun-2019	$1,529,270	$1,384,221	$1,624,553
Jun-2020	$1,363,659	$1,220,718	$1,730,629
Jun-2021	$2,105,998	$1,868,481	$2,494,951
Jun-2022	$1,968,100	$1,681,690	$2,149,011
Jun-2023	$2,086,229	$1,858,313	$2,556,327
Jun-2024	$2,303,040	$2,080,892	$3,147,480

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Mid Cap Value Fund - Institutional Class	10.39%	8.53%	8.70%
Russell Midcap Value Index	11.98%	8.49%	7.60%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell MidCap Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell MidCap Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

Fund Statistics

Net Assets	$372,057,285
Number of Portfolio Holdings	62
Advisory Fee	$2,889,555
Portfolio Turnover	47%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.1%
Common Stocks	96.6%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
22.7%
Materials
17.5%
Technology
16.9%
Financials
10.1%
Real Estate
7.6%
Consumer Discretionary
7.9%
Energy
6.2%
Utilities
5.3%
Health Care
3.5%
Money Market Funds
2.3%
Collateral for Securities Loaned
0.7%
Repurchase Agreements
0.4%
Liabilities in Excess of Other Assets
-1.1%

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Repurchase Agreements	0.4%
Collateral for Securities Loaned	0.7%
Money Market Funds	2.3%
Health Care	3.5%
Utilities	5.3%
Energy	6.2%
Consumer Discretionary	7.9%
Real Estate	7.6%
Financials	10.1%
Technology	16.9%
Materials	17.5%
Industrials	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity National Information Services, Inc.	3.7%
Vontier Corporation	3.5%
ChampionX Corporation	2.9%
Burlington Stores, Inc.	2.9%
Nisource, Inc.	2.9%
Terreno Realty Corporation	2.8%
Woodward, Inc.	2.8%
Martin Marietta Materials, Inc.	2.8%
Canadian Pacific Kansas City Ltd.	2.8%
Ashland, Inc.	2.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM Mid Cap Value Fund - Institutional (CRIMX)

Institutional Class (CRIMX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-MCT-AR 063024

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Investor Class (CRMMX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	1.16%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed both the Primary Benchmark Index (Russell 3000 Total Return Index) and Secondary Benchmark Index (Russell MidCap Value Total Return Index). Against the Secondary Benchmark Index, relative underperformance during the fiscal year was mainly attributed to stock selection within the Industrials, Health Care, and Utilities sectors. Stock selection within the Consumer Discretionary and Materials sectors was a tailwind to performance. We saw an improving earnings outlook for mid-cap companies as we progressed through 2024. Down cap companies’ earnings were more negatively impacted by the inflationary pressures and rise in interest rates than larger cap companies in 2023. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM Mid Cap Value Fund - Investor Class
Russell Midcap Value Index
Russell 3000® Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$22,611
$20,809
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	CRM Mid Cap Value Fund - Investor Class	Russell Midcap Value Index	Russell 3000® Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,573	$10,367	$10,729
Jun-2016	$10,724	$10,704	$10,959
Jun-2017	$12,432	$12,408	$12,987
Jun-2018	$14,646	$13,351	$14,907
Jun-2019	$15,143	$13,842	$16,246
Jun-2020	$13,480	$12,207	$17,306
Jun-2021	$20,771	$18,685	$24,950
Jun-2022	$19,384	$16,817	$21,490
Jun-2023	$20,505	$18,583	$25,563
Jun-2024	$22,611	$20,809	$31,475

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Mid Cap Value Fund - Investor Class	10.27%	8.35%	8.50%
Russell Midcap Value Index	11.98%	8.49%	7.60%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell MidCap Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell MidCap Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

Fund Statistics

Net Assets	$372,057,285
Number of Portfolio Holdings	62
Advisory Fee	$2,889,555
Portfolio Turnover	47%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.1%
Common Stocks	96.6%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Repurchase Agreements	0.4%
Collateral for Securities Loaned	0.7%
Money Market Funds	2.3%
Health Care	3.5%
Utilities	5.3%
Energy	6.2%
Consumer Discretionary	7.9%
Real Estate	7.6%
Financials	10.1%
Technology	16.9%
Materials	17.5%
Industrials	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity National Information Services, Inc.	3.7%
Vontier Corporation	3.5%
ChampionX Corporation	2.9%
Burlington Stores, Inc.	2.9%
Nisource, Inc.	2.9%
Terreno Realty Corporation	2.8%
Woodward, Inc.	2.8%
Martin Marietta Materials, Inc.	2.8%
Canadian Pacific Kansas City Ltd.	2.8%
Ashland, Inc.	2.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM Mid Cap Value Fund - Investor (CRMMX)

Investor Class (CRMMX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-MCV-AR 063024

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Institutional Class (CRISX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	1.07%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the Primary Benchmark Index (Russell 3000 Total Return Index) and outperformed the Secondary Benchmark Index (Russell 2000 Value Total Return Index). Against the Secondary Benchmark Index, stock selection was the primary driver of outperformance during the period, most notably in the Information Technology, Industrials, and Consumer Staples sectors. The portfolio also benefited from our underweight to the Communication Services sector relative to the Russell 2000® Value Total Return Index. We saw an improving earnings outlook for small-cap companies as we progressed through 2024. Down cap companies’ earnings were more negatively impacted by the inflationary pressures and rise in interest rates than larger cap companies in 2023. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM Small Cap Value Fund - Institutional Class
Russell 3000® Total Return Index
Russell 2000® Value Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,147,480
$1,896,900
$1,829,395
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	CRM Small Cap Value Fund - Institutional Class	Russell 3000® Total Return Index	Russell 2000® Value Index
Jun-2014	$1,000,000	$1,000,000	$1,000,000
Jun-2015	$1,073,833	$1,072,942	$1,007,756
Jun-2016	$1,053,585	$1,095,885	$981,738
Jun-2017	$1,290,740	$1,298,727	$1,225,768
Jun-2018	$1,438,359	$1,490,655	$1,386,334
Jun-2019	$1,439,982	$1,624,553	$1,299,890
Jun-2020	$1,132,771	$1,730,629	$1,072,708
Jun-2021	$1,763,548	$2,494,951	$1,858,785
Jun-2022	$1,489,719	$2,149,011	$1,556,166
Jun-2023	$1,673,336	$2,556,327	$1,649,653
Jun-2024	$1,896,900	$3,147,480	$1,829,395

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small Cap Value Fund - Institutional Class	13.36%	5.67%	6.61%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 2000 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 2000 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

Fund Statistics

Net Assets	$75,275,015
Number of Portfolio Holdings	48
Advisory Fee	$556,273
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.7%
Common Stocks	95.2%
Money Market Funds	3.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
25.8%
Financials
22.1%
Technology
13.0%
Real Estate
9.5%
Consumer Discretionary
7.2%
Energy
5.5%
Health Care
5.0%
Utilities
4.5%
Materials
4.4%
Money Market Funds
3.2%
Repurchase Agreements
1.7%
Liabilities in Excess of Other Assets
-1.9%

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Repurchase Agreements	1.7%
Money Market Funds	3.2%
Materials	4.4%
Utilities	4.5%
Health Care	5.0%
Energy	5.5%
Consumer Discretionary	7.2%
Real Estate	9.5%
Technology	13.0%
Financials	22.1%
Industrials	25.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arcosa, Inc.	3.7%
Envestnet, Inc.	3.5%
ChampionX Corporation	3.1%
Central Pacific Financial Corporation	3.0%
ACV Auctions, Inc.	3.0%
Skyline Champion Corporation	2.9%
Horace Mann Educators Corporation	2.9%
Mueller Water Products, Inc.	2.8%
Itron, Inc.	2.7%
Stericycle, Inc.	2.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM Small Cap Value Fund - Institutional (CRISX)

Institutional Class (CRISX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-SCT-AR 063024

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$134	1.26%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the Primary Benchmark Index (Russell 3000 Total Return Index) and outperformed the Secondary Benchmark Index (Russell 2000 Value Total Return Index). Against the Secondary Benchmark Index, stock selection was the primary driver of outperformance during the period, most notably in the Information Technology, Industrials, and Consumer Staples sectors. The portfolio also benefited from our underweight to the Communication Services sector relative to the Russell 2000® Value Total Return Index. We saw an improving earnings outlook for small-cap companies as we progressed through 2024. Down cap companies’ earnings were more negatively impacted by the inflationary pressures and rise in interest rates than larger cap companies in 2023. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM Small Cap Value Fund - Investor Class
Russell 3000® Total Return Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$18,547
$18,294
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	CRM Small Cap Value Fund - Investor Class	Russell 3000® Total Return Index	Russell 2000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,714	$10,729	$10,078
Jun-2016	$10,486	$10,959	$9,817
Jun-2017	$12,823	$12,987	$12,258
Jun-2018	$14,255	$14,907	$13,863
Jun-2019	$14,231	$16,246	$12,999
Jun-2020	$11,167	$17,306	$10,727
Jun-2021	$17,350	$24,950	$18,588
Jun-2022	$14,620	$21,490	$15,562
Jun-2023	$16,388	$25,563	$16,497
Jun-2024	$18,547	$31,475	$18,294

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small Cap Value Fund - Investor Class	13.17%	5.44%	6.37%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 2000 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 2000 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

Fund Statistics

Net Assets	$75,275,015
Number of Portfolio Holdings	48
Advisory Fee	$556,273
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.7%
Common Stocks	95.2%
Money Market Funds	3.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Repurchase Agreements	1.7%
Money Market Funds	3.2%
Materials	4.4%
Utilities	4.5%
Health Care	5.0%
Energy	5.5%
Consumer Discretionary	7.2%
Real Estate	9.5%
Technology	13.0%
Financials	22.1%
Industrials	25.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arcosa, Inc.	3.7%
Envestnet, Inc.	3.5%
ChampionX Corporation	3.1%
Central Pacific Financial Corporation	3.0%
ACV Auctions, Inc.	3.0%
Skyline Champion Corporation	2.9%
Horace Mann Educators Corporation	2.9%
Mueller Water Products, Inc.	2.8%
Itron, Inc.	2.7%
Stericycle, Inc.	2.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM Small Cap Value Fund - Investor (CRMSX)

Investor Class (CRMSX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-SCV-AR 063024

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.05%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed both the Primary Benchmark Index (Russell 3000 Total Return Index) and Secondary Benchmark Index (Russell 2500 Value Total Return Index). Against the Secondary Benchmark Index, relative underperformance during the period was mainly attributed to stock selection, most notably in the Utilities, Financials, and Consumer Staples sectors. Conversely, stock selection in Materials, Information Technology, and Consumer Discretionary was a positive contributor to performance. We saw an improving earnings outlook for small to mid-cap companies as we progressed through 2024.  Down cap companies’ earnings were more negatively impacted by the inflationary pressures and rise in interest rates than larger cap companies in 2023.  Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM Small/Mid Cap Value Fund - Institutional Class
Russell 3000® Total Return Index
Russell 2500® Value Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,147,480
$2,077,817
$1,925,611
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	CRM Small/Mid Cap Value Fund - Institutional Class	Russell 3000® Total Return Index	Russell 2500® Value Index
Jun-2014	$1,000,000	$1,000,000	$1,000,000
Jun-2015	$1,034,074	$1,072,942	$1,009,939
Jun-2016	$964,358	$1,095,885	$1,012,110
Jun-2017	$1,120,461	$1,298,727	$1,197,940
Jun-2018	$1,311,266	$1,490,655	$1,335,570
Jun-2019	$1,339,182	$1,624,553	$1,309,872
Jun-2020	$1,177,754	$1,730,629	$1,106,860
Jun-2021	$1,981,669	$2,494,951	$1,806,736
Jun-2022	$1,748,309	$2,149,011	$1,568,366
Jun-2023	$1,910,634	$2,556,327	$1,731,014
Jun-2024	$2,077,817	$3,147,480	$1,925,611

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small/Mid Cap Value Fund - Institutional Class	8.75%	9.18%	7.59%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2500® Value Index	11.24%	8.01%	6.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 2500 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 2500 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

Fund Statistics

Net Assets	$169,225,405
Number of Portfolio Holdings	48
Advisory Fee	$1,526,156
Portfolio Turnover	72%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
22.0%
Financials
16.5%
Technology
13.3%
Consumer Discretionary
12.0%
Health Care
8.6%
Real Estate
8.3%
Materials
8.1%
Utilities
4.5%
Energy
3.4%
Consumer Staples
2.2%
Money Market Funds
1.7%
Liabilities in Excess of Other Assets
-0.6%

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	1.7%
Consumer Staples	2.2%
Energy	3.4%
Utilities	4.5%
Materials	8.1%
Real Estate	8.3%
Health Care	8.6%
Consumer Discretionary	12.0%
Technology	13.3%
Financials	16.5%
Industrials	22.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Burlington Stores, Inc.	4.3%
Ashland, Inc.	4.0%
Stericycle, Inc.	3.6%
Itron, Inc.	3.5%
Matador Resources Company	3.5%
Terreno Realty Corporation	3.2%
Clean Harbors, Inc.	3.1%
Arcosa, Inc.	3.1%
First American Financial Corporation	3.0%
BioLife Solutions, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM Small/Mid Cap Value Fund - Institutional (CRIAX)

Institutional Class (CRIAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-SMCT-AR 063024

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$126	1.21%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed both the Primary Benchmark Index (Russell 3000 Total Return Index) and Secondary Benchmark Index (Russell 2500 Value Total Return Index). Against the Secondary Benchmark Index, relative underperformance during the period was mainly attributed to stock selection, most notably in the Utilities, Financials, and Consumer Staples sectors. Conversely, stock selection in Materials, Information Technology, and Consumer Discretionary was a positive contributor to performance. We saw an improving earnings outlook for small to mid-cap companies as we progressed through 2024.  Down cap companies’ earnings were more negatively impacted by the inflationary pressures and rise in interest rates than larger cap companies in 2023.  Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM Small/Mid Cap Value Fund - Investor Class
Russell 3000® Total Return Index
Russell 2500® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$20,350
$19,256
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	CRM Small/Mid Cap Value Fund - Investor Class	Russell 3000® Total Return Index	Russell 2500® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,316	$10,729	$10,099
Jun-2016	$9,604	$10,959	$10,121
Jun-2017	$11,127	$12,987	$11,979
Jun-2018	$12,992	$14,907	$13,356
Jun-2019	$13,239	$16,246	$13,099
Jun-2020	$11,627	$17,306	$11,069
Jun-2021	$19,509	$24,950	$18,067
Jun-2022	$17,185	$21,490	$15,684
Jun-2023	$18,743	$25,563	$17,310
Jun-2024	$20,350	$31,475	$19,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small/Mid Cap Value Fund - Investor Class	8.57%	8.98%	7.36%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2500® Value Index	11.24%	8.01%	6.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 2500 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 2500 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

Fund Statistics

Net Assets	$169,225,405
Number of Portfolio Holdings	48
Advisory Fee	$1,526,156
Portfolio Turnover	72%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	1.7%
Consumer Staples	2.2%
Energy	3.4%
Utilities	4.5%
Materials	8.1%
Real Estate	8.3%
Health Care	8.6%
Consumer Discretionary	12.0%
Technology	13.3%
Financials	16.5%
Industrials	22.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Burlington Stores, Inc.	4.3%
Ashland, Inc.	4.0%
Stericycle, Inc.	3.6%
Itron, Inc.	3.5%
Matador Resources Company	3.5%
Terreno Realty Corporation	3.2%
Clean Harbors, Inc.	3.1%
Arcosa, Inc.	3.1%
First American Financial Corporation	3.0%
BioLife Solutions, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

CRM Small/Mid Cap Value Fund - Investor (CRMAX)

Investor Class (CRMAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-CRM-SMCV-AR 063024

Distributed by ALPS Distributors, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable
(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.
(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(e)	Not applicable
(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that F. Gregory Ahern and Rodney P. Wood are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Ahern and Mr. Wood are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $80,000

2023 – $80,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $18,000

2023 – $18,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2023 and 2024, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024 CRM Small Cap Value Fund CRM Small/Mid Cap Value Fund CRM Mid Cap Value Fund CRM All Cap Value Fund CRM Long/Short Opportunities Fund

FINANCIAL STATEMENTS

[THIS PAGE INTENTIONALLY LEFT BLANK]

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2024

Shares		Value
COMMON STOCK — 97.0%
Consumer Discretionary — 7.2%
Apparel & Textile Products — 1.4%
24,539	Steven Madden Ltd.	$1,038,000
Home Construction — 2.9%
32,668	Skyline Champion Corporation[1]	2,213,256
Leisure Facilities & Services — 2.0%
42,276	BJ’s Restaurants, Inc.[1]	1,466,977
Retail — Discretionary — 0.9%
40,177	Victoria’s Secret & Company[1]	709,928
Total Consumer Discretionary		5,428,161
Energy — 5.5%
Oil & Gas Producers — 2.4%
31,008	Matador Resources Company	1,848,077
Oil & Gas Services & Equipment — 3.1%
69,694	ChampionX Corporation	2,314,538
Total Energy		4,162,615
Financials — 22.1%
Banking — 14.8%
13,206	Bank of Hawaii Corporation	755,515
52,911	Cadence Bank	1,496,323
286,018	Capitol Federal Financial, Inc.	1,570,239
107,568	Central Pacific Financial Corporation	2,280,441
25,027	First Interstate Bancsystem, Inc., Class A	695,000
37,654	Hancock Whitney Corporation	1,800,991
140,624	TFS Financial Corporation	1,774,675
26,580	TrustCo Bank Corporation	764,707
		11,137,891

Shares		Value
Financials — (continued)
Institutional Financial Services — 2.0%
27,351	Moelis & Company, Class A	$1,555,178
Insurance — 2.9%
66,945	Horace Mann Educators Corporation	2,183,746
Specialty Finance — 2.4%
28,762	Stewart Information Services Corporation	1,785,545
Total Financials		16,662,360
Health Care — 5.0%
Medical Equipment & Devices — 5.0%
83,378	BioLife Solutions Inc[1]	1,786,791
23,817	LeMaitre Vascular, Inc.	1,959,662
Total Health Care		3,746,453
Industrials — 25.8%
Commercial Support Services — 5.2%
8,259	Clean Harbors, Inc.[1]	1,867,773
34,947	Stericycle, Inc.[1]	2,031,469
		3,899,242
Electrical Equipment — 6.4%
105,322	Hayward Holdings, Inc.[1]	1,295,461
20,745	Itron, Inc.[1]	2,052,924
10,613	SPX Technologies, Inc.[1]	1,508,532
		4,856,917
Engineering & Construction — 4.2%
33,666	Arcosa, Inc.	2,808,081
16,664	Centuri Holdings, Inc.[1,2]	324,615
		3,132,696
Industrial Support Services — 1.3%
4,848	Applied Industrial Technologies, Inc.	940,512
Machinery — 4.5%
24,271	Cactus, Inc., Class A2	1,280,053

See accompanying notes to financial statements.	CRM Funds
1

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Shares		Value
Industrials — (continued)
Machinery — (continued)
118,381	Mueller Water Products, Inc.	$2,121,387
		3,401,440
Transportation & Logistics — 4.2%
31,060	Hub Group, Inc., Class A	1,337,133
15,580	Kirby Corporation[1]	1,865,393
		3,202,526
Total Industrials		19,433,333
Materials — 4.4%
Chemicals — 4.4%
18,451	HB Fuller Company	1,419,989
15,488	Rogers Corporation[1]	1,868,008
Total Materials		3,287,997
Real Estate — 9.5%
REIT — 9.5%
79,487	COPT Defense Properties	1,989,559
31,232	Terreno Realty Corporation	1,848,310
83,870	Urban Edge Properties	1,549,079
121,472	Xenia Hotels & Resorts, Inc.	1,740,694
Total Real Estate		7,127,642
Technology — 13.0%
Software — 10.9%
122,802	ACV Auctions, Inc.[1]	2,241,137
15,539	Agilysys, Inc.[1]	1,618,231
41,825	Envestnet, Inc.[1]	2,617,828
48,047	Intapp Inc[1]	1,761,883
		8,239,079
Technology Hardware — 2.1%
89,355	Knowles Corporation[1]	1,542,267
Total Technology		9,781,346

Shares		Value
Utilities — 4.5%
Gas & Water Utilities — 4.5%
17,520	Chesapeake Utilities Corporation	$1,860,624
29,259	Middlesex Water Company	1,529,075
Total Utilities		3,389,699
TOTAL COMMON STOCK (Cost $57,905,749)		73,019,606
SHORT-TERM INVESTMENTS — 3.2%
1,185,836	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[3]	1,185,836
1,185,836	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[3]	1,185,836
TOTAL SHORT-TERM INVESTMENTS (Cost $2,371,672)		2,371,672
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 100.2% (Cost $60,277,421)		75,391,278

See accompanying notes to financial statements.	CRM Funds
2

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Principal ($)		Value
COLLATERAL FOR SECURITIES LOANED — 1.7%
298,767	With Mizuho Securities USA LLC: at 5.32%, dated 6/28/24, to be repurchased on 7/1/24, repurchase price $298,899 (collateralized by US Treasury Securities, par values ranging from $597 - $140,677, coupon rates ranging from 0.50% to 5.00%, 7/31/24 - 9/30/29; total market value $304,742)	$298,767

Principal ($)		Value
COLLATERAL FOR SECURITIES LOANED — (continued)
1,000,000	With National Bank Financial, Inc.: at 5.34%, dated 6/28/24, to be repurchased on 7/1/24, repurchase price $1,000,445 (collateralized by US Treasury Securities, par values ranging from $1 - $313,333, coupon rates ranging from 0.75% to 4.375%, 7/1/24 - 9/9/49; total market value $1,020,003)	$1,000,000
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,298,767)		1,298,767
TOTAL INVESTMENTS — 101.9% (Cost $61,576,188)		$76,690,045	[4]
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(1,415,030)
NET ASSETS — 100.0%		$75,275,015

See accompanying notes to financial statements.	CRM Funds
3

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2024

A summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stock	$73,019,606	—	—	$73,019,606
Short-Term Investments	2,371,672	—	—	2,371,672
Short-Term Investments Held As Collateral for Loaned Securities	—	$1,298,767	—	1,298,767
Total	$75,391,278	$1,298,767	—	$76,690,045

There were no transfers into or out of Level 3 related to securities held at June 30, 2024.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of June 30, 2024.
[4]

At June 30, 2024, the market value of securities on loan for CRM Small Cap Value Fund was $1,288,332. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
4

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2024

Shares		Value
COMMON STOCK — 98.9%
Consumer Discretionary — 12.0%
Apparel & Textile Products — 1.7%
65,346	Steven Madden Ltd.	$2,764,136
Home & Office Products — 1.5%
34,007	SharkNinja, Inc.[1]	2,555,626
Home Construction — 2.5%
62,282	Skyline Champion Corporation[1]	4,219,606
Retail — Discretionary — 6.3%
30,555	Burlington Stores, Inc.[1]	7,333,199
7,914	RH1	1,934,498
81,386	Victoria’s Secret & Company[1]	1,438,091
		10,705,788
Total Consumer Discretionary		20,245,156
Consumer Staples — 2.2%
Food — 2.2%
16,918	Lamb Weston Holdings, Inc.	1,422,465
11,952	Lancaster Colony Corporation	2,258,570
Total Consumer Staples		3,681,035
Energy — 3.4%
Oil & Gas Producers — 3.4%
98,027	Matador Resources Company	5,842,409
Financials — 16.5%
Banking — 5.6%
30,169	Bank of Hawaii Corporation	1,725,968
146,091	Cadence Bank	4,131,454
286,467	TFS Financial Corporation	3,615,214
		9,472,636
Institutional Financial Services — 5.3%
20,014	Evercore Partners, Inc., Class A	4,171,518

Shares		Value
Financials — (continued)
Institutional Financial Services — (continued)
83,590	Moelis & Company, Class A	$4,752,927
		8,924,445
Insurance — 2.6%
136,876	Horace Mann Educators Corporation	4,464,895
Specialty Finance — 3.0%
92,862	First American Financial Corporation	5,009,905
Total Financials		27,871,881
Health Care — 8.6%
Biotech & Pharma — 1.2%
143,666	Elanco Animal Health, Inc.[1]	2,073,100
Medical Equipment & Devices — 7.4%
222,430	BioLife Solutions, Inc.[1]	4,766,675
49,203	Bio-Techne Corporation	3,525,395
40,934	LeMaitre Vascular, Inc.	3,368,050
6,700	Masimo Corporation[1]	843,798
		12,503,918
Total Health Care		14,577,018
Industrials — 22.0%
Aerospace & Defense — 1.3%
5,796	Teledyne Technologies, Inc.[1]	2,248,732
Commercial Support Services — 6.7%
23,159	Clean Harbors, Inc.[1]	5,237,408
105,173	Stericycle, Inc.[1]	6,113,706
		11,351,114
Electrical Equipment — 6.6%
236,059	Hayward Holdings, Inc.[1]	2,903,526
59,130	Itron, Inc.[1]	5,851,504
65,473	Vontier Corporation	2,501,069
		11,256,099

See accompanying notes to financial statements.	CRM Funds
5

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Shares		Value
Industrials — (continued)
Engineering & Construction — 3.1%
61,927	Arcosa, Inc.	$5,165,331
Machinery — 1.9%
23,894	Regal Rexnord Corporation	3,230,947
Transportation & Logistics — 2.4%
71,287	Hub Group, Inc., Class A	3,068,906
7,469	Kirby Corporation[1]	894,263
		3,963,169
Total Industrials		37,215,392
Materials — 8.1%
Chemicals — 4.0%
72,419	Ashland, Inc.	6,842,871
Construction Materials — 4.1%
20,766	Advanced Drainage Systems, Inc.	3,330,659
16,595	Eagle Materials, Inc.	3,608,749
		6,939,408
Total Materials		13,782,279
Real Estate — 8.3%
REIT — 8.3%
39,423	Sun Communities, Inc.	4,744,164
92,765	Terreno Realty Corporation	5,489,832
266,378	Xenia Hotels & Resorts, Inc.	3,817,197
Total Real Estate		14,051,193
Technology — 13.3%
Software — 9.3%
233,488	ACV Auctions, Inc.[1]	4,261,155
60,803	Envestnet, Inc.[1]	3,805,660
93,646	Intapp, Inc.[1]	3,433,999
13,798	PTC, Inc.[1]	2,506,683
38,760	Tenable Holdings, Inc.[1]	1,689,161
		15,696,658

Shares		Value
Technology — (continued)
Technology Hardware — 1.9%
67,254	Ciena Corporation[1]	$3,240,298
Technology Services — 2.1%
11,891	Morningstar, Inc.	3,517,952
Total Technology		22,454,908
Utilities — 4.5%
Gas & Water Utilities — 4.5%
28,833	Atmos Energy Corporation	3,363,369
150,132	Nisource, Inc.	4,325,303
Total Utilities		7,688,672
TOTAL COMMON STOCK (Cost $133,148,922)		167,409,943
SHORT-TERM INVESTMENTS — 1.7%
1,420,236	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[2]	1,420,236
1,420,235	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[2]	1,420,235
TOTAL SHORT-TERM INVESTMENTS (Cost $2,840,471)		2,840,471
TOTAL INVESTMENTS — 100.6% (Cost $135,989,393)		$170,250,414
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(1,025,009)
NET ASSETS — 100.0%		$169,225,405

See accompanying notes to financial statements.	CRM Funds
6

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2024

A summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stock	$167,409,943	—	—	$167,409,943
Short-Term Investments	2,840,471	—	—	2,840,471
Total	$170,250,414	—	—	$170,250,414

There were no transfers into or out of Level 3 related to securities held at June 30, 2024.

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.	CRM Funds
7

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2024

Shares		Value
COMMON STOCK — 97.7%
Consumer Discretionary — 7.9%
Apparel & Textile Products — 1.5%
128,305	Steven Madden Ltd.	$5,427,302
Home & Office Products — 2.0%
100,267	SharkNinja, Inc.[1]	7,535,065
Retail — Discretionary — 4.4%
45,405	Burlington Stores, Inc.[1]	10,897,200
126,390	Valvoline, Inc.[1]	5,460,048
		16,357,248
Total Consumer Discretionary		29,319,615
Energy — 6.2%
Oil & Gas Producers — 3.3%
308,918	Marathon Oil Corporation	8,856,679
54,449	Matador Resources Company	3,245,161
		12,101,840
Oil & Gas Services & Equipment — 2.9%
329,190	ChampionX Corporation	10,932,400
Total Energy		23,034,240
Financials — 10.1%
Banking — 5.4%
208,733	Cadence Bank	5,902,969
232,178	Truist Financial Corporation	9,020,116
114,832	Webster Financial Corporation	5,005,527
		19,928,612
Insurance — 2.3%
53,337	Allstate Corporation	8,515,785
Specialty Finance — 2.4%
166,583	First American Financial Corporation	8,987,153
Total Financials		37,431,550

Shares		Value
Health Care — 3.5%
Biotech & Pharma — 1.2%
319,576	Elanco Animal Health, Inc.[1]	$4,611,482
Medical Equipment & Devices — 2.3%
117,922	Bio-Techne Corporation	8,449,111
Total Health Care		13,060,593
Industrials — 22.7%
Aerospace & Defense — 5.0%
20,787	Teledyne Technologies, Inc.[1]	8,064,940
60,259	Woodward, Inc.	10,507,965
		18,572,905
Commercial Support Services — 2.4%
153,419	Stericycle, Inc.[1]	8,918,246
Electrical Equipment — 6.1%
57,498	AMETEK, Inc.	9,585,491
343,013	Vontier Corporation	13,103,096
		22,688,587
Industrial Support Services — 1.5%
29,645	Applied Industrial Technologies, Inc.	5,751,130
Machinery — 4.9%
63,020	Regal Rexnord Corporation	8,521,564
72,888	Xylem, Inc.	9,885,800
		18,407,364
Transportation & Logistics — 2.8%
131,087	Canadian Pacific Kansas City Ltd.[2]	10,320,480
Total Industrials		84,658,712
Materials — 17.5%
Chemicals — 9.7%
107,374	Ashland, Inc.	10,145,768
45,405	Avery Dennison Corporation	9,927,803
179,364	Corteva, Inc.	9,674,894

See accompanying notes to financial statements.	CRM Funds
8

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Shares		Value
Materials — (continued)
Chemicals — (continued)
57,107	RPM International, Inc.	$6,149,282
		35,897,747
Construction Materials — 7.8%
58,302	Advanced Drainage Systems, Inc.	9,351,058
123,835	CRH PLC[3]	9,285,148
19,267	Martin Marietta Materials, Inc.	10,438,861
		29,075,067
Total Materials		64,972,814
Real Estate — 7.6%
REIT — 7.6%
102,863	CBRE Group, Inc., Class A1	9,166,122
71,446	Sun Communities, Inc.	8,597,812
177,646	Terreno Realty Corporation	10,513,090
Total Real Estate		28,277,024
Technology — 16.9%
Semiconductors — 1.3%
54,099	Microchip Technology, Inc.	4,950,059
Software — 6.0%
483,741	CCC Intelligent Solutions Holdings, Inc.[1]	5,374,363
48,516	PTC, Inc.[1]	8,813,902
188,173	Tenable Holdings, Inc.[1]	8,200,579
		22,388,844
Technology Hardware — 2.1%
160,011	Ciena Corporation[1]	7,709,330
Technology Services — 7.5%
1,123,683	Clarivate PLC[1,2,3]	6,393,756
184,980	Fidelity National Information Services, Inc.	13,940,092

Shares		Value
Technology — (continued)
Technology Services — (continued)
25,216	Morningstar, Inc.	$7,460,154
		27,794,002
Total Technology		62,842,235
Utilities — 5.3%
Gas & Water Utilities — 5.3%
76,617	Atmos Energy Corporation	8,937,373
376,944	Nisource, Inc.	10,859,757
Total Utilities		19,797,130
TOTAL COMMON STOCK (Cost $271,030,945)		363,393,913
SHORT-TERM INVESTMENTS — 2.3%
4,323,559	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[4]	4,323,559
4,323,561	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[4]	4,323,561
TOTAL SHORT-TERM INVESTMENTS (Cost $8,647,120)		8,647,120
TOTAL INVESTMENTS BEFORE INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 100.0% (Cost $279,678,065)		372,041,033

See accompanying notes to financial statements.	CRM Funds
9

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Principal ($)		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 1.1%
TIME DEPOSITS — 0.7%
180,000	Banco Santander SA, 5.31%, due 7/1/24	$180,000
180,000	BNP Paribas SA, 5.29%, due 7/1/24	180,000
180,000	Canadian Imperial Bank of Commerce, 5.31%, due 7/1/24	180,000
180,000	Credit Agricole Corporate and Investment Bank, 5.30%, due 7/1/24	180,000
170,000	DNB Bank ASA, 5.31%, due 7/1/24	170,000
170,000	DZ Bank AG, 5.30%, due 7/1/24	170,000
180,000	HSBC Bank PLC, 5.38%, due 7/1/24[3]	180,000
180,000	KBC Bank NV, 5.31%, due 7/1/24	180,000
170,000	Landesbank Baden Wurttemberg, 5.32%, due 7/1/24	170,000
160,000	Landesbank Hessen Thueringen Girozentrale, 5.32%, due 7/1/24	160,000
180,000	Mizuho Bank Ltd., 5.32%, due 7/1/24	180,000
170,000	Nordea Bank Abp, 5.30%, due 7/1/24	170,000
180,000	Royal Bank of Canada, 5.32%, due 7/1/24	180,000
180,000	Skandinaviska Enskilda Banken AB, 5.31%, due 7/1/24	180,000
170,000	Svenska Handelsbanken AB, 5.31%, due 7/1/24	170,000
		2,630,000

Principal ($)		Value
REPURCHASE AGREEMENTS — 0.4%
466,232	With Mizuho Securities USA LLC: at 5.32%, dated 6/28/24, to be repurchased on 7/1/24, repurchase price $468,439 (collateralized by US Treasury Securities, par values ranging from $932 - $219,529, coupon rates ranging from 0.50% to 5.00%, 7/31/24 - 9/30/29; total market value $475,557)	$466,232
1,032,077	With National Bank Financial, Inc.: at 5.34%, dated 6/28/24, to be repurchased on 7/1/24, repurchase price $1,032,536 (collateralized by US Treasury Securities, par values ranging from $1 - $323,384, coupon rates ranging from 0.75% to 4.375%, 7/1/24 - 9/9/49; total market value $1,052,722)	1,032,077
		1,498,309
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $4,128,309)		4,128,309
TOTAL INVESTMENTS — 101.1% (Cost $283,806,374)		$376,169,342	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(4,112,057)
NET ASSETS — 100.0%		$372,057,285

See accompanying notes to financial statements.	CRM Funds
10

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2024

A summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$363,393,913	—	—	$363,393,913
Short-Term Investments	8,647,120	—	—	8,647,120
Short-Term Investments Held As Collateral For Loaned Securities	—	$4,128,309	—	4,128,309
Total	$372,041,033	$4,128,309	—	$376,169,342

There were no transfers into or out of Level 3 related to securities held at June 30, 2024.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of June 30, 2024.
[5]

At June 30, 2024, the market value of securities on loan for CRM Mid Cap Value Fund was $3,974,192. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
11

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2024

Shares		Value
COMMON STOCK — 97.1%
Consumer Discretionary — 8.6%
Apparel & Textile Products — 1.4%
7,779	Steven Madden Ltd.	$329,052
Home & Office Products — 1.8%
5,586	SharkNinja, Inc.[1]	419,788
Home Construction — 1.2%
4,022	Skyline Champion Corporation[1]	272,491
Retail — Discretionary — 4.2%
2,754	Burlington Stores, Inc.[1]	660,959
7,651	Valvoline, Inc.[1]	330,523
		991,482
Total Consumer Discretionary		2,012,813
Consumer Staples — 1.4%
Household Products — 1.4%
3,162	Estee Lauder Companies, Inc. (The), Class A	336,437
Energy — 6.5%
Oil & Gas Producers — 3.7%
29,759	Marathon Oil Corporation	853,191
Oil & Gas Services & Equipment — 2.8%
19,973	ChampionX Corporation	663,303
Total Energy		1,516,494
Financials — 14.0%
Asset Management — 2.4%
7,440	Charles Schwab Corporation (The)	548,254
Banking — 6.3%
6,172	Bank of Hawaii Corporation	353,100
8,074	Citigroup, Inc.	512,376
15,762	Truist Financial Corporation	612,353
		1,477,829

Shares		Value
Financials — (continued)
Institutional Financial Services — 3.1%
6,504	Moelis & Company, Class A	$369,817
3,599	Morgan Stanley	349,787
		719,604
Insurance — 2.2%
3,222	Allstate Corporation	514,425
Total Financials		3,260,112
Health Care — 9.7%
Medical Equipment & Devices — 9.7%
29,887	BioLife Solutions, Inc.[1]	640,479
7,296	Bio-Techne Corporation	522,758
2,354	Danaher Corporation	588,147
6,353	LeMaitre Vascular, Inc.	522,725
Total Health Care		2,274,109
Industrials — 12.1%
Aerospace & Defense — 2.5%
3,350	Woodward, Inc.	584,173
Commercial Support Services — 1.2%
4,603	Stericycle, Inc.[1]	267,572
Machinery — 3.8%
2,301	Crane Company	333,599
4,105	Xylem, Inc.	556,761
		890,360
Transportation & Logistics — 4.6%
6,361	Canadian Pacific Kansas City Ltd.	500,802
4,859	Kirby Corporation[1]	581,768
		1,082,570
Total Industrials		2,824,675
Materials — 12.7%
Chemicals — 7.0%
5,938	Ashland, Inc.	561,082
2,196	Avery Dennison Corporation	480,155

See accompanying notes to financial statements.	CRM Funds
12

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Shares		Value
Materials — (continued)
Chemicals — (continued)
11,178	Corteva, Inc.	$602,942
		1,644,179
Construction Materials — 5.7%
4,067	Advanced Drainage Systems, Inc.	652,306
8,935	CRH PLC[2]	669,946
		1,322,252
Total Materials		2,966,431
Real Estate — 9.5%
REIT — 9.5%
5,327	CBRE Group, Inc., Class A1	474,689
5,553	Sun Communities, Inc.	668,248
12,208	Terreno Realty Corporation	722,469
24,002	Xenia Hotels & Resorts, Inc.	343,949
Total Real Estate		2,209,355
Technology — 20.2%
Semiconductors — 1.3%
3,297	Microchip Technology, Inc.	301,676
Software — 11.1%
31,404	ACV Auctions, Inc.[1]	573,123
37,312	CCC Intelligent Solutions Holdings, Inc.[1]	414,536
12,820	Intapp, Inc.[1]	470,109
3,426	PTC, Inc.[1]	622,401
11,469	Tenable Holdings, Inc.[1]	499,819
		2,579,988
Technology Hardware — 2.0%
9,734	Ciena Corporation[1]	468,984
Technology Services — 5.8%
87,066	Clarivate PLC[1,2,3]	495,406

Shares		Value
Technology — (continued)
Technology Services — (continued)
11,371	Fidelity National Information Services, Inc.	$856,918
		1,352,324
Total Technology		4,702,972
Utilities — 2.4%
Electric Utilities — 2.4%
7,742	NextEra Energy, Inc.	548,211
TOTAL COMMON STOCK (Cost $18,170,315)		22,651,609
SHORT-TERM INVESTMENTS — 2.9%
342,035	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[4]	342,035
342,034	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[4]	342,034
TOTAL SHORT-TERM INVESTMENTS (Cost $684,069)		684,069
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMETNTS HELD AS COLLATERAL FOR SECURITIES LOANED – 100.0% (Cost $18,854,384)		23,335,678

See accompanying notes to financial statements.	CRM Funds
13

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Principal ($)		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.8%
REPURCHASE AGREEMENT — 0.8%
183,480	With National Bank Financial, Inc.: at 5.34%, dated 6/28/24, to be repurchased on 7/1/24, repurchase price $183,562 (collateralized by US Treasury Securities, par values ranging from $1 - $57,490, coupon rates ranging from 0.75% to 4.375%, 7/1/24 - 9/9/49; total market value $187,150) (Cost - $183,480)	$183,480
TOTAL INVESTMENTS — 100.8% (Cost $19,037,864)		$23,519,158	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(181,037)
NET ASSETS — 100.0%		$23,338,121

See accompanying notes to financial statements.	CRM Funds
14

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2024

A summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$22,651,609	—	—	$22,651,609
Short-Term Investments	684,069	—	—	684,069
Short-Term Investments Held As Collateral For Loaned Securities	—	$183,480	—	183,480
Total	$23,335,678	$183,480	—	$23,519,158

There were no transfers into or out of Level 3 related to securities held at June 30, 2024.

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Security partially or fully on loan
[4]	Rate disclosed is the seven day effective yield as of June 30, 2024.
[5]

At June 30, 2024, the market value of securities on loan for CRM All Cap Value Fund was $173,243. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
15

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2024

Shares		Value
COMMON STOCK — 85.0%
Communications — 2.7%
Internet Media & Services — 2.7%
10,505	Meta Platforms, Inc., Class A	$5,296,832
Consumer Discretionary — 14.9%
Apparel & Textile Products — 1.8%
84,863	Steven Madden Ltd.	3,589,705
Automotive — 1.5%
105,474	Mobileye Global, Inc., Class A1	2,962,237
Home & Office Products — 1.8%
47,465	SharkNinja, Inc.[1]	3,566,995
Home Construction — 3.0%
87,902	Skyline Champion Corporation[1]	5,955,360
Leisure Facilities & Services — 1.3%
74,522	BJ’s Restaurants, Inc.[1]	2,585,914
Retail — Discretionary — 5.5%
31,710	Burlington Stores, Inc.[1]	7,610,400
6,498	RH1	1,588,371
92,544	Victoria’s Secret & Company[1]	1,635,252
		10,834,023
Total Consumer Discretionary		29,494,234
Consumer Staples — 2.7%
Beverages — 2.0%
2,218,034	Becle SAB de CV	4,000,717
Household Products — 0.7%
12,499	Estee Lauder Companies, Inc. (The), Class A	1,329,894
Total Consumer Staples		5,330,611
Energy — 1.6%
Oil & Gas Producers — 1.6%
54,248	Matador Resources Company	3,233,181

Shares		Value
Financials — 7.1%
Institutional Financial Services — 2.5%
23,645	Evercore Partners, Inc., Class A	$4,928,328
Insurance — 2.1%
25,558	Allstate Corporation	4,080,590
Specialty Finance — 2.5%
90,505	First American Financial Corporation	4,882,744
Total Financials		13,891,662
Health Care — 3.7%
Biotech & Pharma — 0.9%
121,259	Elanco Animal Health, Inc.[1]	1,749,767
Medical Equipment & Devices — 2.8%
17,596	BioLife Solutions, Inc.[1]	377,082
20,242	Danaher Corporation	5,057,464
		5,434,546
Total Health Care		7,184,313
Industrials — 26.2%
Commercial Support Services — 3.6%
31,351	Clean Harbors, Inc.[1]	7,090,029
Electrical Equipment — 9.1%
22,167	GE Vernova LLC[1]	3,801,862
333,034	Hayward Holdings, Inc.[1]	4,096,318
60,846	Itron, Inc.[1]	6,021,321
101,551	Vontier Corporation	3,879,248
		17,798,749
Engineering & Construction — 4.0%
94,726	Arcosa, Inc.	7,901,096
Machinery — 2.2%
31,584	Xylem, Inc.	4,283,738
Transportation & Logistics — 7.3%
93,116	Canadian Pacific Kansas City Ltd.	7,331,022
80,725	Hub Group, Inc., Class A	3,475,211

See accompanying notes to financial statements.	CRM Funds
16

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Shares		Value
Industrials — (continued)
Transportation & Logistics — (continued)
14,965	Union Pacific Corporation	$3,385,981
		14,192,214
Total Industrials		51,265,826
Materials — 6.2%
Chemicals — 3.9%
43,454	Ashland, Inc.	4,105,969
16,122	Avery Dennison Corporation	3,525,075
		7,631,044
Construction Materials — 2.3%
15,251	Advanced Drainage Systems, Inc.	2,446,108
3,648	Martin Marietta Materials, Inc.	1,976,486
		4,422,594
Total Materials		12,053,638
Real Estate — 4.0%
REIT — 4.0%
36,260	Digital Realty Trust, Inc.	5,513,333
19,355	Sun Communities, Inc.	2,329,181
Total Real Estate		7,842,514
Technology — 10.9%
Software — 7.2%
249,213	ACV Auctions, Inc.[1]	4,548,137
208,632	CCC Intelligent Solutions Holdings, Inc.[1]	2,317,901
61,658	Intapp, Inc.[1]	2,260,999
27,168	PTC, Inc.[1]	4,935,611
		14,062,648
Technology Services — 3.7%
47,926	Fidelity National Information Services, Inc.	3,611,703

Shares		Value
Technology — (continued)
Technology Services — (continued)
8,190	MasterCard, Inc., Class A	$3,613,101
		7,224,804
Total Technology		21,287,452
Utilities — 5.0%
Electric Utilities — 3.1%
84,605	NextEra Energy, Inc.	5,990,880
Gas & Water Utilities — 1.9%
32,251	Atmos Energy Corporation	3,762,079
Total Utilities		9,752,959
TOTAL COMMON STOCK (Cost $136,571,877)		166,633,222
EXCHANGE-TRADED FUNDS — 2.3%
EQUITY — 2.3%
48,857	SPDR S&P Biotech ETF (Cost $4,301,383)	4,529,532
SHORT-TERM INVESTMENTS — 11.7%
11,437,013	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[2]	11,437,013
11,437,013	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[2]	11,437,013
TOTAL SHORT-TERM INVESTMENTS (Cost $22,874,026)		22,874,026
TOTAL INVESTMENTS IN SECURITIES (Cost $163,747,286)		194,036,780

See accompanying notes to financial statements.	CRM Funds
17

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Shares		Value
COMMON STOCK SOLD SHORT — (25.2)%
Communications — (0.8)%
Advertising & Marketing — (0.8)%
(17,305)	Omnicom Group, Inc.	$(1,552,258)
Consumer Discretionary — (4.1)%
Leisure Facilities & Services — (1.5)%
(14,134)	Dutch Bros, Inc.	(585,148)
(15,210)	Hyatt Hotels Corporation, Class A	(2,310,703)
		(2,895,851)
Leisure Products — (0.7)%
(38,025)	Yeti Holdings, Inc.	(1,450,654)
Retail - Discretionary — (1.9)%
(7,133)	Abercrombie & Fitch Company, Class A	(1,268,533)
(11,341)	Bath & Body Works, Inc.	(442,866)
(22,532)	Caleres, Inc.	(757,075)
(35,729)	Kohl’s Corporation	(821,410)
(3,265)	Pandora A/S	(491,486)
		(3,781,370)
Total Consumer Discretionary		(8,127,875)

Consumer Staples — (3.2)%
Food — (0.9)%
(27,556)	Simply Good Foods Company (The)	(995,599)
(43,894)	WK Kellogg Company	(722,495)
		(1,718,094)
Retail - Consumer Staples — (2.3)%
(49,794)	Kroger Company (The)	(2,486,214)
(24,633)	Sprouts Farmers Market, Inc.	(2,060,797)
		(4,547,011)
Total Consumer Staples		(6,265,105)
Energy — (0.3)%
Renewable Energy — (0.3)%
(29,123)	Fluence Energy, Inc.	(504,993)

Shares		Value
Financials — (2.2)%
Banking — (0.4)%
(19,808)	Bank OZK	$(812,128)
Insurance — (0.8)%
(22,960)	Trupanion, Inc.	(675,024)
(12,405)	W.R. Berkley Corporation	(974,785)
		(1,649,809)
Specialty Finance — (1.0)%
(38,321)	Arbor Realty Trust, Inc.	(549,906)
(25,262)	Blackstone Mortgage Trust, Inc., Class A	(440,064)
(1,843)	Credit Acceptance Corporation	(948,555)
		(1,938,525)
Total Financials		(4,400,462)
Health Care — (1.5)%
Health Care Facilities & Services — (1.5)%
(12,442)	Ensign Group, Inc. (The)	(1,538,951)
(49,549)	Option Care Health, Inc.	(1,372,507)
Total Health Care		(2,911,458)
Industrials — (10.1)%
Diversified Industrials — (0.8)%
(20,972)	Pentair PLC[3]	(1,607,923)
Electrical Equipment — (3.3)%
(12,373)	Acuity Brands, Inc.	(2,987,337)
(93,840)	Bloom Energy Corporation, Class A	(1,148,602)
(15,477)	Carrier Global Corporation	(976,289)
(9,807)	Generac Holdings, Inc.	(1,296,682)
		(6,408,910)
Industrial Intermediate Products — (0.9)%
(6,699)	Valmont Industries, Inc.	(1,838,541)

See accompanying notes to financial statements.	CRM Funds
18

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Shares		Value
Industrials — (continued)
Industrial Support Services — (1.7)%
(91,864)	Resideo Technologies, Inc.	$(1,796,860)
(2,384)	United Rentals, Inc.	(1,541,804)
		(3,338,664)
Machinery — (2.6)%
(18,009)	Franklin Electric Company, Inc.	(1,734,627)
(18,332)	Oshkosh Corporation	(1,983,522)
(25,545)	Terex Corporation	(1,400,888)
		(5,119,037)
Transportation & Logistics — (0.8)%
(8,863)	Old Dominion Freight Line, Inc.	(1,565,206)
Total Industrials		(19,878,281)
Real Estate — (0.5)%
Reit — (0.5)%
(29,024)	Kilroy Realty Corporation	(904,678)
Technology — (2.5)%
Software — (1.8)%
(139,380)	Evolent Health, Inc., Class A	(2,664,946)
(5,793)	Qualys, Inc.	(826,082)
		(3,491,028)
Technology Hardware — (0.2)%
(10,065)	Cisco Systems, Inc.	(478,188)
Technology Services — (0.5)%
(5,190)	International Business Machines Corporation	(897,610)
Total Technology		(4,866,826)
TOTAL COMMON STOCK SOLD SHORT — (Proceeds - $47,286,645)		(49,411,936)
OTHER ASSETS IN EXCESS OF LIABILITIES — 26.2%		51,370,962
NET ASSETS — 100.0%		$195,995,806

See accompanying notes to financial statements.	CRM Funds
19

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

A summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2 to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets: Investments in Securities: Common Stocks	$166,633,222	—	—	$166,633,222
Exchange-Traded Funds	4,529,532	—	—	4,529,532
Short-Term Investments	22,874,026	—	—	22,874,026
Total Assets – Investments in Securities	$194,036,780	—	—	$194,036,780
Other Financial Instruments:*Total Return Swap Agreements
— Equity Contracts	—	$2,429,323	—	$2,429,323
Total Assets – Other Financial Instruments	—	$2,429,323	—	$2,429,323

Liabilities: Investments in Securities: Common Stock Sold Short	$(49,411,936)	—	—	$(49,411,936)
Total Liabilities – Investments in Securities	$(49,411,936)	—	—	$(49,411,936)
Other Financial Instruments:*Total Return Swap Agreements
— Equity Contracts	—	$(71,391)	—	$(71,391)
Total Liabilities – Other Financial Instruments	—	$(71,391)	—	$(71,391)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are recorded at fair value.

There were no transfers into or out of Level 3 related to securities held at June 30, 2024.

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of June 30, 2024.
[3]	PLC – Public Limited Company

See accompanying notes to financial statements.	CRM Funds
20

[THIS PAGE INTENTIONALLY LEFT BLANK]

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

OTC Total return swap agreements outstanding at June 30, 2024:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	5.98% (Fed Funds Rate + 0.65%)	3/25/2025	$3,312,386	Eagle Materials, Inc.	$1,177,429	$—	$1,177,429
Morgan Stanley	5.98% (Fed Funds Rate + 0.65%)	3/25/2025	6,886,393	Microsoft Corporation	1,113,101	—	1,113,101
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,303,533)	Morgan Stanley Custom Swap (MSCM1057) Index(3)	(3,859)	—	(3,859)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,304,224)	Morgan Stanley Custom Swap (MSCM1058) Index(3)	33,769	—	33,769
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,299,795)	Morgan Stanley Custom Swap (MSCM1059) Index(3)	(12,926)	—	(12,926)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,289,698)	Morgan Stanley Custom Swap (MSCM1060) Index(3)	14,821	—	14,821
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,312,154)	Morgan Stanley Custom Swap (MSCM1061) Index(3)	11,711	—	11,711
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,299,050)	Morgan Stanley Custom Swap (MSCM1062) Index(3)	(12,900)	—	(12,900)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,293,223)	Morgan Stanley Custom Swap (MSCM1063) Index(3)	(12,854)	—	(12,854)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,300,415)	Morgan Stanley Custom Swap (MSCM1064) Index(3)	(7,580)	—	(7,580)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,310,083)	Morgan Stanley Custom Swap (MSCM1065) Index(3)	9,623	—	9,623
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,309,646)	Morgan Stanley Custom Swap (MSCM1066) Index(3)	16,362	—	16,362
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,295,200)	Morgan Stanley Custom Swap (MSCM1067) Index(3)	5,437	—	5,437
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,292,553)	Morgan Stanley Custom Swap (MSCM1068) Index(3)	(11,609)	—	(11,609)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,299,733)	Morgan Stanley Custom Swap (MSCM1069) Index(3)	4,278	—	4,278
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,294,472)	Morgan Stanley Custom Swap (MSCM1070) Index(3)	10,672	—	10,672
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,294,247)	Morgan Stanley Custom Swap (MSCM1071) Index(3)	15,934	—	15,934
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,296,968)	Morgan Stanley Custom Swap (MSCM1072) Index(3)	14,279	—	14,279
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,309,494)	Morgan Stanley Custom Swap (MSCM1073) Index(3)	(5,970)	—	(5,970)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,282,427)	Morgan Stanley Custom Swap (MSCM1074) Index(3)	1,907	—	1,907
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,294,354)	Morgan Stanley Custom Swap (MSCM1075) Index(3)	(2,512)	—	(2,512)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,299,150)	Morgan Stanley Custom Swap (MSCM1076) Index(3)	(1,181)	—	(1,181)
				Total Unrealized Appreciation			$2,429,323
				Total Unrealized (Depreciation)			$(71,391)
				Total	$2,357,932	$—	$2,357,932

See accompanying notes to financial statements.	CRM Funds
22

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

OTC Total return swap agreements outstanding at June 30, 2024 (continued):

(1)	Paid monthly.
(2)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.

(3)	See the tables below for the swap constituents.

See accompanying notes to financial statements.	CRM Funds
23

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1057) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Iron Mountain, Inc.	292	$26,166	2.00%
NetApp, Inc.	200	25,707	1.97%
Apple, Inc.	122	25,601	1.96%
AT&T, Inc.	1,320	25,218	1.93%
Discover Financial Services	192	25,114	1.92%
Motorola Solutions, Inc.	65	24,956	1.91%
Rockwell Automation, Inc.	90	24,888	1.90%
General Motors Company	536	24,885	1.90%
Ford Motor Company	1,976	24,773	1.89%
Moody’s Corporation	59	24,747	1.89%
Cognizant Technology Solutions Corporation	359	24,408	1.87%
Cintas Corporation	35	24,330	1.86%
Constellation Brands, Inc.	94	24,260	1.86%
Ecolab, Inc.	102	24,197	1.85%
Amgen, Inc.	77	24,136	1.85%
Blackstone, Inc.	195	24,123	1.84%
Old Dominion Freight Line, Inc.	134	23,730	1.81%
Capital One Financial Corporation	171	23,639	1.81%
Mettler-Toledo International, Inc.	17	23,487	1.80%
Cardinal Health, Inc.	238	23,397	1.79%
CDW Corporation	104	23,356	1.79%
Progressive Corporation	112	23,339	1.79%
Western Digital Corporation	308	23,332	1.78%
West Pharmaceutical Services, Inc.	71	23,271	1.78%
United Parcel Service - Class B	170	23,250	1.78%
International Flavors & Fragrances, Inc.	243	23,172	1.77%
Sysco Corporation	325	23,167	1.77%
W. W. Grainger, Inc.	26	23,118	1.77%
Church & Dwight Company, Inc.	223	23,100	1.77%
Emerson Electric Company	210	23,097	1.77%
Pfizer, Inc.	825	23,070	1.76%
Cummins, Inc.	83	23,069	1.76%
Automatic Data Processing, Inc.	97	23,038	1.76%
Sherwin-Williams Company (The)	77	22,973	1.76%
Agilent Technologies, Inc.	177	22,935	1.75%
Steris Corporation	104	22,868	1.75%
LyondellBasell Industries N.V. - Class A	239	22,860	1.75%
Caterpillar, Inc.	69	22,830	1.75%

See accompanying notes to financial statements.	CRM Funds
24

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
United Rentals, Inc.	35	$22,811	1.74%
General Dynamics Corporation	79	22,785	1.74%
PACCAR, Inc.	220	22,634	1.73%
Carlisle Companies, Inc.	56	22,585	1.73%
Fastenal Company	358	22,528	1.72%
Allstate Corporation (The)	141	22,502	1.72%
PepsiCo, Inc.	136	22,495	1.72%
Tractor Supply Company	83	22,358	1.71%
Kroger Company (The)	447	22,335	1.71%
HCA Healthcare, Inc.	69	22,293	1.71%
Hershey Company (The)	120	22,132	1.69%
ON Semiconductor Corporation	322	22,104	1.69%
General Mills, Inc.	349	22,069	1.69%
Canadian Imperial Bank of Commerce	460	21,846	1.67%
Eaton Corporation PLC	70	21,815	1.67%
Hubbell, Inc.	60	21,752	1.66%
Westinghouse Air Brake Technologies Corporation	138	21,740	1.66%
Marvell Technology, Inc.	303	21,149	1.62%
		$1,307,540	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1058) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	13,470	$168,910	13.29%
Marvell Technology, Inc.	2,374	165,976	13.06%
International Flavors & Fragrances, Inc.	1,699	161,740	12.73%
Sysco Corporation	2,244	160,179	12.61%
PepsiCo, Inc.	945	155,856	12.27%
Kroger Company (The)	3,120	155,775	12.26%
Hershey Company (The)	826	151,825	11.95%
General Mills, Inc.	2,377	150,340	11.83%
		$1,270,601	100.00%

See accompanying notes to financial statements.	CRM Funds
25

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1059) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Iron Mountain, Inc.	298	$26,742	2.04%
Apple, Inc.	124	26,149	1.99%
NetApp, Inc.	202	26,081	1.99%
Extra Space Storage, Inc.	166	25,827	1.97%
Rockwell Automation, Inc.	93	25,706	1.96%
Discover Financial Services	196	25,658	1.95%
AT&T, Inc.	1,338	25,560	1.95%
Motorola Solutions, Inc.	66	25,381	1.93%
Moody’s Corporation	60	25,245	1.92%
Prologis, Inc.	224	25,190	1.92%
Old Dominion Freight Line, Inc.	142	25,123	1.91%
Costco Wholesale Corporation	30	25,111	1.91%
Blackstone, Inc.	202	25,016	1.91%
Cintas Corporation	36	25,007	1.90%
Cognizant Technology Solutions Corporation	366	24,902	1.90%
Ford Motor Company	1,976	24,780	1.89%
Constellation Brands, Inc.	96	24,759	1.89%
Marvell Technology, Inc.	353	24,686	1.88%
Ecolab, Inc.	103	24,614	1.88%
Amgen, Inc.	78	24,483	1.87%
General Motors Company	527	24,468	1.86%
W. W. Grainger, Inc.	27	24,460	1.86%
United Rentals, Inc.	38	24,437	1.86%
Western Digital Corporation	321	24,343	1.85%
Emerson Electric Company	221	24,339	1.85%
Capital One Financial Corporation	176	24,323	1.85%
Tractor Supply Company	90	24,309	1.85%
Cummins, Inc.	88	24,239	1.85%
Caterpillar, Inc.	73	24,215	1.84%
West Pharmaceutical Services, Inc.	73	24,137	1.84%
LyondellBasell Industries N.V. - Class A	252	24,129	1.84%
CDW Corporation	108	24,127	1.84%
Mettler-Toledo International, Inc.	17	24,057	1.83%
Progressive Corporation	115	23,897	1.82%
Realty Income Corporation	452	23,867	1.82%
United Parcel Service - Class B	174	23,816	1.81%
Sherwin-Williams Company (The)	80	23,802	1.81%
Cardinal Health, Inc.	242	23,801	1.81%
Agilent Technologies, Inc.	183	23,764	1.81%

See accompanying notes to financial statements.	CRM Funds
26

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
McDonald’s Corporation	93	$23,634	1.80%
Automatic Data Processing, Inc.	99	23,563	1.80%
Fastenal Company	375	23,538	1.79%
PACCAR, Inc.	228	23,507	1.79%
Allstate Corporation (The)	147	23,434	1.79%
General Dynamics Corporation	81	23,433	1.79%
Eaton Corporation PLC	74	23,279	1.77%
Church & Dwight Company, Inc.	225	23,278	1.77%
HCA Healthcare, Inc.	72	23,262	1.77%
Steris Corporation	105	23,157	1.76%
Pfizer, Inc.	822	22,996	1.75%
Westinghouse Air Brake Technologies Corporation	145	22,974	1.75%
Canadian Imperial Bank of Commerce	483	22,940	1.75%
Hubbell, Inc.	62	22,823	1.74%
ON Semiconductor Corporation	329	22,562	1.72%
		$1,312,930	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1060) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Discover Financial Services	594	$77,689	6.09%
Capital One Financial Corporation	535	74,045	5.81%
Constellation Brands, Inc.	287	73,916	5.80%
Costco Wholesale Corporation	87	73,887	5.79%
Restaurant Brands International, Inc.	1,028	72,313	5.67%
Tractor Supply Company	267	72,000	5.65%
International Flavors & Fragrances, Inc.	747	71,101	5.58%
Target Corporation	478	70,723	5.55%
Dollar General Corporation	535	70,703	5.55%
Sysco Corporation	989	70,626	5.54%
CVS Health Corporation	1,194	70,490	5.53%
Lululemon Athletica, Inc.	234	70,028	5.49%
McDonald’s Corporation	274	69,765	5.47%
Kroger Company (The)	1,382	69,006	5.41%
PepsiCo, Inc.	414	68,216	5.35%
Starbucks Corporation	869	67,631	5.30%
General Mills, Inc.	1,056	66,771	5.24%
Hershey Company (The)	359	66,084	5.18%
		$1,274,994	100.00%

See accompanying notes to financial statements.	CRM Funds
27

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1061) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Discover Financial Services	1,070	$139,936	10.76%
Capital One Financial Corporation	964	133,514	10.27%
Target Corporation	887	131,262	10.09%
Tractor Supply Company	483	130,471	10.03%
Restaurant Brands International, Inc.	1,844	129,765	9.98%
Dollar General Corporation	972	128,521	9.88%
McDonald’s Corporation	503	128,062	9.85%
CVS Health Corporation	2,152	127,120	9.77%
Lululemon Athletica, Inc.	424	126,594	9.73%
Starbucks Corporation	1,610	125,322	9.64%
		$1,300,567	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1062) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Apple, Inc.	142	$30,003	2.29%
Rockwell Automation, Inc.	109	29,877	2.28%
NetApp, Inc.	228	29,376	2.24%
Iron Mountain, Inc.	327	29,265	2.23%
Extra Space Storage, Inc.	187	28,997	2.21%
AT&T, Inc.	1,516	28,962	2.21%
West Pharmaceutical Services, Inc.	88	28,952	2.21%
Motorola Solutions, Inc.	75	28,869	2.20%
Old Dominion Freight Line, Inc.	163	28,807	2.20%
Emerson Electric Company	261	28,800	2.19%
Ford Motor Company	2,295	28,783	2.19%
Blackstone, Inc.	232	28,781	2.19%
Moody’s Corporation	68	28,665	2.18%
Constellation Brands, Inc.	111	28,499	2.17%
Cintas Corporation	41	28,440	2.17%
Marvell Technology, Inc.	407	28,437	2.17%
W. W. Grainger, Inc.	32	28,436	2.17%
United Rentals, Inc.	44	28,417	2.17%
Cognizant Technology Solutions Corporation	418	28,410	2.17%
Amgen, Inc.	91	28,317	2.16%

See accompanying notes to financial statements.	CRM Funds
28

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	252	$28,284	2.16%
General Motors Company	607	28,221	2.15%
Caterpillar, Inc.	84	28,110	2.14%
Cummins, Inc.	101	27,978	2.13%
CDW Corporation	125	27,958	2.13%
Western Digital Corporation	368	27,896	2.13%
LyondellBasell Industries N.V. - Class A	291	27,826	2.12%
Eaton Corporation PLC	88	27,712	2.11%
Cardinal Health, Inc.	280	27,570	2.10%
United Parcel Service - Class B	201	27,561	2.10%
Ecolab, Inc.	115	27,414	2.09%
Fastenal Company	433	27,198	2.07%
Sherwin-Williams Company (The)	91	27,191	2.07%
Allstate Corporation (The)	170	27,117	2.07%
Agilent Technologies, Inc.	209	27,039	2.06%
Progressive Corporation	130	26,992	2.06%
Realty Income Corporation	511	26,969	2.06%
General Dynamics Corporation	93	26,949	2.05%
Mettler-Toledo International, Inc.	19	26,925	2.05%
Pfizer, Inc.	962	26,915	2.05%
Westinghouse Air Brake Technologies Corporation	169	26,699	2.03%
Automatic Data Processing, Inc.	112	26,667	2.03%
Church & Dwight Company, Inc.	257	26,618	2.03%
HCA Healthcare, Inc.	82	26,426	2.01%
Steris Corporation	120	26,389	2.01%
ON Semiconductor Corporation	382	26,213	2.00%
PACCAR, Inc.	254	26,140	1.99%
		$1,312,070	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1063) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Rockwell Automation, Inc.	106	$29,053	2.22%
Apple, Inc.	137	28,892	2.21%
NetApp, Inc.	223	28,754	2.20%
AT&T, Inc.	1,492	28,515	2.18%
Blackstone, Inc.	230	28,427	2.18%
Extra Space Storage, Inc.	182	28,341	2.17%
Iron Mountain, Inc.	316	28,320	2.17%

See accompanying notes to financial statements.	CRM Funds
29

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
Old Dominion Freight Line, Inc.	160	$28,302	2.17%
West Pharmaceutical Services, Inc.	86	28,271	2.16%
Moody’s Corporation	67	28,161	2.16%
Motorola Solutions, Inc.	73	28,099	2.15%
Ford Motor Company	2,223	27,875	2.13%
Cognizant Technology Solutions Corporation	410	27,852	2.13%
Marvell Technology, Inc.	397	27,767	2.13%
Cintas Corporation	40	27,725	2.12%
Constellation Brands, Inc.	108	27,692	2.12%
Amgen, Inc.	89	27,666	2.12%
Sherwin-Williams Company (The)	93	27,608	2.11%
Emerson Electric Company	250	27,554	2.11%
Prologis, Inc.	245	27,525	2.11%
Cummins, Inc.	99	27,511	2.11%
General Motors Company	591	27,445	2.10%
Caterpillar, Inc.	82	27,350	2.09%
W. W. Grainger, Inc.	30	27,311	2.09%
Western Digital Corporation	360	27,293	2.09%
United Rentals, Inc.	42	27,148	2.08%
CDW Corporation	120	26,960	2.06%
Cardinal Health, Inc.	274	26,956	2.06%
Eaton Corporation PLC	86	26,899	2.06%
LyondellBasell Industries N.V. - Class A	281	26,896	2.06%
Ecolab, Inc.	113	26,874	2.06%
United Parcel Service - Class B	196	26,853	2.06%
Realty Income Corporation	507	26,755	2.05%
Fastenal Company	423	26,564	2.03%
Pfizer, Inc.	945	26,441	2.02%
Progressive Corporation	127	26,396	2.02%
Agilent Technologies, Inc.	203	26,328	2.02%
Mettler-Toledo International, Inc.	19	26,239	2.01%
Canadian Imperial Bank of Commerce	551	26,209	2.01%
General Dynamics Corporation	90	26,196	2.00%
Westinghouse Air Brake Technologies Corporation	166	26,161	2.00%
Steris Corporation	119	26,138	2.00%
Allstate Corporation (The)	164	26,125	2.00%
Church & Dwight Company, Inc.	252	26,078	2.00%
PACCAR, Inc.	251	25,822	1.98%
HCA Healthcare, Inc.	80	25,715	1.97%
ON Semiconductor Corporation	374	25,604	1.96%
Automatic Data Processing, Inc.	107	25,549	1.96%
		$1,306,215	100.00%

See accompanying notes to financial statements.	CRM Funds
30

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1064) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Apple, Inc.	127	$26,807	2.05%
O’Reilly Automotive, Inc.	25	26,619	2.04%
Rockwell Automation, Inc.	96	26,510	2.03%
AT&T, Inc.	1,376	26,300	2.01%
NetApp, Inc.	200	25,758	1.97%
Moody’s Corporation	61	25,746	1.97%
Extra Space Storage, Inc.	164	25,501	1.95%
Home Depot, Inc. (The)	74	25,442	1.95%
Blackstone, Inc.	205	25,421	1.94%
Motorola Solutions, Inc.	66	25,385	1.94%
Old Dominion Freight Line, Inc.	144	25,366	1.94%
West Pharmaceutical Services, Inc.	77	25,312	1.94%
Iron Mountain, Inc.	282	25,290	1.93%
Amgen, Inc.	81	25,203	1.93%
Cintas Corporation	36	25,157	1.92%
Sherwin-Williams Company (The)	84	25,025	1.91%
Cummins, Inc.	90	24,918	1.90%
Emerson Electric Company	226	24,903	1.90%
Ford Motor Company	1,985	24,897	1.90%
Cognizant Technology Solutions Corporation	365	24,853	1.90%
Caterpillar, Inc.	75	24,839	1.90%
Prologis, Inc.	221	24,831	1.90%
Marvell Technology, Inc.	354	24,731	1.89%
W. W. Grainger, Inc.	27	24,713	1.89%
McDonald’s Corporation	97	24,679	1.89%
United Rentals, Inc.	38	24,641	1.88%
Realty Income Corporation	466	24,631	1.88%
Costco Wholesale Corporation	29	24,627	1.88%
LyondellBasell Industries N.V. - Class A	257	24,605	1.88%
CDW Corporation	110	24,573	1.88%
Pfizer, Inc.	876	24,500	1.87%
Ecolab, Inc.	103	24,500	1.87%
Cardinal Health, Inc.	249	24,450	1.87%
United Parcel Service - Class B	179	24,431	1.87%
Fastenal Company	388	24,370	1.86%
Progressive Corporation	117	24,279	1.86%
Tractor Supply Company	90	24,254	1.85%
General Dynamics Corporation	83	24,201	1.85%

See accompanying notes to financial statements.	CRM Funds
31

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	319	$24,155	1.85%
General Motors Company	517	24,006	1.84%
Steris Corporation	109	24,005	1.84%
Canadian Imperial Bank of Commerce	504	23,959	1.83%
Allstate Corporation (The)	150	23,957	1.83%
Agilent Technologies, Inc.	185	23,951	1.83%
Eaton Corporation PLC	76	23,862	1.82%
Mettler-Toledo International, Inc.	17	23,792	1.82%
Automatic Data Processing, Inc.	100	23,765	1.82%
Westinghouse Air Brake Technologies Corporation	150	23,725	1.81%
Church & Dwight Company, Inc.	228	23,657	1.81%
PACCAR, Inc.	229	23,552	1.80%
Starbucks Corporation	301	23,450	1.79%
HCA Healthcare, Inc.	72	23,140	1.77%
ON Semiconductor Corporation	334	22,924	1.75%
		$1,308,168	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1065) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Rockwell Automation, Inc.	108	$29,810	2.29%
AT&T, Inc.	1,547	29,557	2.27%
Moody’s Corporation	68	28,829	2.22%
Blackstone, Inc.	232	28,735	2.21%
Amgen, Inc.	92	28,703	2.21%
Ford Motor Company	2,281	28,604	2.20%
United Rentals, Inc.	44	28,448	2.19%
NetApp, Inc.	220	28,357	2.18%
Iron Mountain, Inc.	316	28,348	2.18%
Home Depot, Inc. (The)	82	28,324	2.18%
Motorola Solutions, Inc.	73	28,294	2.17%
Emerson Electric Company	257	28,278	2.17%
Cintas Corporation	40	28,159	2.16%
Cummins, Inc.	102	28,155	2.16%
Caterpillar, Inc.	84	28,112	2.16%
Apple, Inc.	133	28,086	2.16%
Old Dominion Freight Line, Inc.	159	28,051	2.16%
Cognizant Technology Solutions Corporation	412	28,048	2.16%
Sherwin-Williams Company (The)	93	27,850	2.14%

See accompanying notes to financial statements.	CRM Funds
32

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
West Pharmaceutical Services, Inc.	84	$27,726	2.13%
W. W. Grainger, Inc.	31	27,683	2.13%
Costco Wholesale Corporation	33	27,646	2.12%
Pfizer, Inc.	985	27,574	2.12%
CDW Corporation	123	27,559	2.12%
United Parcel Service - Class B	201	27,523	2.12%
Progressive Corporation	132	27,520	2.12%
Fastenal Company	437	27,436	2.11%
LyondellBasell Industries N.V. - Class A	287	27,431	2.11%
Cardinal Health, Inc.	279	27,431	2.11%
Marvell Technology, Inc.	392	27,427	2.11%
General Dynamics Corporation	94	27,386	2.10%
Western Digital Corporation	361	27,353	2.10%
Canadian Imperial Bank of Commerce	575	27,347	2.10%
Ecolab, Inc.	115	27,324	2.10%
Allstate Corporation (The)	171	27,292	2.10%
Eaton Corporation PLC	87	27,137	2.09%
Agilent Technologies, Inc.	209	27,105	2.08%
Steris Corporation	123	26,900	2.07%
PACCAR, Inc.	261	26,826	2.06%
Westinghouse Air Brake Technologies Corporation	170	26,812	2.06%
Tractor Supply Company	99	26,800	2.06%
Mettler-Toledo International, Inc.	19	26,784	2.06%
Automatic Data Processing, Inc.	112	26,739	2.06%
General Motors Company	573	26,621	2.05%
Church & Dwight Company, Inc.	256	26,536	2.04%
HCA Healthcare, Inc.	82	26,389	2.03%
ON Semiconductor Corporation	373	25,596	1.97%
		$1,300,651	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1066) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Dollar General Corporation	655	$86,666	6.70%
Restaurant Brands International, Inc.	1,189	83,665	6.47%
Target Corporation	558	82,584	6.39%
PepsiCo, Inc.	500	82,431	6.37%
Sysco Corporation	1,151	82,180	6.35%
McDonald’s Corporation	322	81,997	6.34%

See accompanying notes to financial statements.	CRM Funds
33

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	1,632	$81,490	6.30%
CVS Health Corporation	1,365	80,612	6.23%
International Flavors & Fragrances, Inc.	846	80,553	6.23%
Hershey Company (The)	437	80,399	6.22%
Starbucks Corporation	1,032	80,303	6.21%
Canadian Imperial Bank of Commerce	1,682	79,964	6.18%
General Mills, Inc.	1,254	79,335	6.13%
Lululemon Athletica, Inc.	264	78,945	6.10%
Marvell Technology, Inc.	1,116	78,019	6.03%
Williams-Sonoma, Inc.	263	74,343	5.75%
		$1,293,486	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1067) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Constellation Brands, Inc.	512	$131,671	10.21%
PepsiCo, Inc.	798	131,586	10.20%
Sysco Corporation	1,834	130,952	10.15%
International Flavors & Fragrances, Inc.	1,371	130,516	10.12%
Hershey Company (The)	702	129,074	10.01%
Canadian Imperial Bank of Commerce	2,713	128,981	10.00%
Kroger Company (The)	2,579	128,788	9.98%
Extra Space Storage, Inc.	822	127,745	9.90%
General Mills, Inc.	1,986	125,643	9.74%
Marvell Technology, Inc.	1,788	124,999	9.69%
		$1,289,955	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1068) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	1,531	$29,257	2.24%
Rockwell Automation, Inc.	106	29,224	2.24%
Ford Motor Company	2,306	28,920	2.22%
Cognizant Technology Solutions Corporation	420	28,578	2.19%
United Rentals, Inc.	44	28,344	2.17%

See accompanying notes to financial statements.	CRM Funds
34

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	90	$28,257	2.17%
Cummins, Inc.	101	28,065	2.15%
Caterpillar, Inc.	84	27,983	2.15%
Emerson Electric Company	254	27,945	2.14%
Moody’s Corporation	66	27,854	2.14%
Motorola Solutions, Inc.	72	27,772	2.13%
LyondellBasell Industries N.V. - Class A	289	27,618	2.12%
Old Dominion Freight Line, Inc.	156	27,610	2.12%
Blackstone, Inc.	223	27,574	2.11%
NetApp, Inc.	214	27,569	2.11%
Progressive Corporation	132	27,508	2.11%
Iron Mountain, Inc.	307	27,497	2.11%
Allstate Corporation (The)	172	27,452	2.10%
Pfizer, Inc.	981	27,448	2.10%
United Parcel Service - Class B	199	27,245	2.09%
Cintas Corporation	39	27,184	2.08%
Steris Corporation	124	27,161	2.08%
Sherwin-Williams Company (The)	91	27,137	2.08%
CDW Corporation	121	27,085	2.08%
Prologis, Inc.	241	27,011	2.07%
Agilent Technologies, Inc.	208	26,960	2.07%
Fastenal Company	428	26,916	2.06%
W. W. Grainger, Inc.	30	26,871	2.06%
General Dynamics Corporation	93	26,854	2.06%
General Motors Company	577	26,827	2.06%
Costco Wholesale Corporation	32	26,827	2.06%
Extra Space Storage, Inc.	172	26,806	2.06%
Home Depot, Inc. (The)	78	26,804	2.05%
Ecolab, Inc.	113	26,776	2.05%
Apple, Inc.	127	26,769	2.05%
West Pharmaceutical Services, Inc.	81	26,693	2.05%
Westinghouse Air Brake Technologies Corporation	168	26,624	2.04%
Automatic Data Processing, Inc.	111	26,569	2.04%
Eaton Corporation PLC	85	26,543	2.03%
Cardinal Health, Inc.	270	26,500	2.03%
Hubbell, Inc.	72	26,339	2.02%
Western Digital Corporation	346	26,194	2.01%
PACCAR, Inc.	253	26,050	2.00%
Church & Dwight Company, Inc.	251	25,998	1.99%
Mettler-Toledo International, Inc.	19	25,945	1.99%
Marvell Technology, Inc.	369	25,764	1.98%
ON Semiconductor Corporation	375	25,723	1.97%

See accompanying notes to financial statements.	CRM Funds
35

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
HCA Healthcare, Inc.	80	$25,711	1.97%
		$1,304,361	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1069) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	1,290	$24,654	1.90%
Rockwell Automation, Inc.	88	24,275	1.87%
Ford Motor Company	1,924	24,124	1.86%
United Rentals, Inc.	37	23,807	1.84%
Cognizant Technology Solutions Corporation	348	23,659	1.83%
Pfizer, Inc.	845	23,641	1.82%
Caterpillar, Inc.	71	23,553	1.82%
Amgen, Inc.	75	23,486	1.81%
Cummins, Inc.	84	23,389	1.81%
Emerson Electric Company	212	23,389	1.81%
NetApp, Inc.	181	23,296	1.80%
Moody’s Corporation	55	23,273	1.80%
LyondellBasell Industries N.V. - Class A	243	23,211	1.79%
Steris Corporation	105	23,157	1.79%
Old Dominion Freight Line, Inc.	131	23,148	1.79%
Iron Mountain, Inc.	258	23,145	1.79%
Blackstone, Inc.	187	23,103	1.78%
O’Reilly Automotive, Inc.	22	23,076	1.78%
Prologis, Inc.	205	23,008	1.78%
Motorola Solutions, Inc.	60	22,989	1.77%
United Parcel Service - Class B	168	22,964	1.77%
Allstate Corporation (The)	144	22,929	1.77%
McDonald’s Corporation	90	22,916	1.77%
International Flavors & Fragrances, Inc.	240	22,895	1.77%
Hershey Company (The)	125	22,894	1.77%
Canadian Imperial Bank of Commerce	480	22,820	1.76%
Progressive Corporation	109	22,738	1.75%
PepsiCo, Inc.	137	22,630	1.75%
Cintas Corporation	32	22,565	1.74%
CDW Corporation	101	22,544	1.74%
General Dynamics Corporation	78	22,510	1.74%
Sherwin-Williams Company (The)	75	22,464	1.73%
Home Depot, Inc. (The)	65	22,453	1.73%

See accompanying notes to financial statements.	CRM Funds
36

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
W. W. Grainger, Inc.	25	$22,419	1.73%
Agilent Technologies, Inc.	173	22,416	1.73%
Constellation Brands, Inc.	87	22,357	1.73%
General Motors Company	481	22,344	1.72%
West Pharmaceutical Services, Inc.	68	22,343	1.72%
Costco Wholesale Corporation	26	22,326	1.72%
Sysco Corporation	313	22,312	1.72%
Ecolab, Inc.	94	22,309	1.72%
Westinghouse Air Brake Technologies Corporation	141	22,294	1.72%
Carlisle Companies, Inc.	55	22,250	1.72%
Fastenal Company	354	22,241	1.72%
Automatic Data Processing, Inc.	93	22,213	1.71%
Cardinal Health, Inc.	226	22,203	1.71%
Marvell Technology, Inc.	317	22,187	1.71%
Apple, Inc.	105	22,160	1.71%
ON Semiconductor Corporation	322	22,094	1.71%
Mettler-Toledo International, Inc.	16	22,007	1.70%
Eaton Corporation PLC	70	21,971	1.70%
HCA Healthcare, Inc.	68	21,832	1.69%
Hubbell, Inc.	60	21,832	1.68%
PACCAR, Inc.	212	21,779	1.68%
General Mills, Inc.	344	21,755	1.68%
Western Digital Corporation	285	21,629	1.67%
Church & Dwight Company, Inc.	209	21,624	1.67%
		$1,295,602	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1070) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	3,147	$39,466	3.07%
AT&T, Inc.	2,054	39,252	3.06%
Cognizant Technology Solutions Corporation	563	38,308	2.98%
West Pharmaceutical Services, Inc.	115	37,917	2.95%
Amgen, Inc.	121	37,857	2.95%
Pfizer, Inc.	1,353	37,845	2.95%
McDonald’s Corporation	148	37,673	2.93%
Steris Corporation	171	37,595	2.93%
Blackstone, Inc.	302	37,346	2.91%
Motorola Solutions, Inc.	97	37,311	2.91%

See accompanying notes to financial statements.	CRM Funds
37

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
Hershey Company (The)	203	$37,298	2.90%
LyondellBasell Industries N.V. - Class A	389	37,183	2.90%
Moody’s Corporation	88	37,149	2.89%
NetApp, Inc.	288	37,100	2.89%
O’Reilly Automotive, Inc.	35	37,054	2.89%
Allstate Corporation (The)	232	36,982	2.88%
Sherwin-Williams Company (The)	124	36,857	2.87%
Canadian Imperial Bank of Commerce	775	36,834	2.87%
PepsiCo, Inc.	223	36,729	2.86%
Progressive Corporation	176	36,540	2.85%
Apple, Inc.	173	36,439	2.84%
General Motors Company	781	36,308	2.83%
Ecolab, Inc.	152	36,268	2.82%
Costco Wholesale Corporation	43	36,190	2.82%
Home Depot, Inc. (The)	105	36,065	2.81%
CDW Corporation	161	35,995	2.80%
ON Semiconductor Corporation	524	35,932	2.80%
Agilent Technologies, Inc.	275	35,626	2.77%
Marvell Technology, Inc.	507	35,432	2.76%
Cardinal Health, Inc.	356	35,019	2.73%
Western Digital Corporation	462	35,013	2.73%
Mettler-Toledo International, Inc.	25	34,985	2.72%
Church & Dwight Company, Inc.	337	34,973	2.72%
HCA Healthcare, Inc.	109	34,967	2.72%
Tractor Supply Company	128	34,520	2.69%
		$1,284,028	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1071) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Rockwell Automation, Inc.	89	$24,399	1.91%
AT&T, Inc.	1,275	24,366	1.91%
Ford Motor Company	1,934	24,251	1.90%
Restaurant Brands International, Inc.	335	23,584	1.85%
Emerson Electric Company	214	23,522	1.84%
ON Semiconductor Corporation	341	23,405	1.83%
Caterpillar, Inc.	70	23,370	1.83%
United Rentals, Inc.	36	23,362	1.83%
Old Dominion Freight Line, Inc.	132	23,349	1.83%

See accompanying notes to financial statements.	CRM Funds
38

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
NetApp, Inc.	181	$23,332	1.83%
Hershey Company (The)	127	23,323	1.82%
Iron Mountain, Inc.	260	23,296	1.82%
Pfizer, Inc.	832	23,291	1.82%
Amgen, Inc.	75	23,282	1.82%
LyondellBasell Industries N.V. - Class A	243	23,239	1.82%
Apple, Inc.	110	23,195	1.81%
McDonald’s Corporation	91	23,186	1.81%
Motorola Solutions, Inc.	60	23,178	1.81%
Canadian Imperial Bank of Commerce	487	23,159	1.81%
West Pharmaceutical Services, Inc.	70	23,144	1.81%
Steris Corporation	105	23,115	1.81%
United Parcel Service - Class B	169	23,088	1.81%
Cognizant Technology Solutions Corporation	339	23,044	1.80%
Moody’s Corporation	55	22,994	1.80%
Cummins, Inc.	83	22,977	1.80%
Western Digital Corporation	303	22,934	1.79%
Blackstone, Inc.	185	22,928	1.79%
Cintas Corporation	33	22,887	1.79%
Sherwin-Williams Company (The)	77	22,867	1.79%
PepsiCo, Inc.	139	22,849	1.79%
W. W. Grainger, Inc.	25	22,762	1.78%
Costco Wholesale Corporation	27	22,758	1.78%
Progressive Corporation	110	22,747	1.78%
Allstate Corporation (The)	142	22,675	1.77%
Westinghouse Air Brake Technologies Corporation	143	22,584	1.77%
O’Reilly Automotive, Inc.	21	22,567	1.77%
Agilent Technologies, Inc.	174	22,552	1.76%
Ecolab, Inc.	95	22,533	1.76%
Home Depot, Inc. (The)	65	22,490	1.76%
General Motors Company	483	22,458	1.76%
Automatic Data Processing, Inc.	94	22,399	1.75%
Eaton Corporation PLC	71	22,399	1.75%
General Dynamics Corporation	77	22,360	1.75%
CDW Corporation	100	22,286	1.74%
Fastenal Company	355	22,283	1.74%
Carlisle Companies, Inc.	55	22,279	1.74%
Tractor Supply Company	82	22,248	1.74%
Hubbell, Inc.	61	22,205	1.74%
PACCAR, Inc.	215	22,167	1.73%
Mettler-Toledo International, Inc.	16	22,156	1.73%
Marvell Technology, Inc.	315	22,038	1.72%
Church & Dwight Company, Inc.	212	21,982	1.72%

See accompanying notes to financial statements.	CRM Funds
39

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
HCA Healthcare, Inc.	68	$21,925	1.72%
General Mills, Inc.	346	21,903	1.71%
Cardinal Health, Inc.	221	21,752	1.70%
Best Buy Company, Inc.	250	21,071	1.65%
		$1,278,495	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1072) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Rockwell Automation, Inc.	93	$25,542	1.99%
Ford Motor Company	2,026	25,405	1.98%
AT&T, Inc.	1,304	24,913	1.94%
Restaurant Brands International, Inc.	346	24,379	1.90%
Emerson Electric Company	221	24,374	1.90%
Caterpillar, Inc.	73	24,372	1.90%
Apple, Inc.	116	24,349	1.90%
Amgen, Inc.	78	24,321	1.90%
Old Dominion Freight Line, Inc.	137	24,222	1.89%
United Rentals, Inc.	37	24,210	1.89%
NetApp, Inc.	188	24,205	1.89%
Pfizer, Inc.	865	24,195	1.89%
Iron Mountain, Inc.	270	24,192	1.89%
Steris Corporation	110	24,143	1.88%
LyondellBasell Industries N.V. - Class A	252	24,100	1.88%
Costco Wholesale Corporation	28	24,035	1.87%
United Parcel Service - Class B	176	24,031	1.87%
Canadian Imperial Bank of Commerce	505	24,027	1.87%
ON Semiconductor Corporation	350	23,998	1.87%
Motorola Solutions, Inc.	62	23,988	1.87%
Western Digital Corporation	317	23,987	1.87%
Cummins, Inc.	87	23,986	1.87%
Moody’s Corporation	57	23,932	1.86%
Blackstone, Inc.	193	23,925	1.86%
Cognizant Technology Solutions Corporation	351	23,868	1.86%
Allstate Corporation (The)	149	23,860	1.86%
Progressive Corporation	115	23,817	1.86%
Sherwin-Williams Company (The)	80	23,762	1.85%
West Pharmaceutical Services, Inc.	72	23,744	1.85%
Cintas Corporation	34	23,708	1.85%

See accompanying notes to financial statements.	CRM Funds
40

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
W. W. Grainger, Inc.	26	$23,651	1.84%
McDonald’s Corporation	92	23,566	1.84%
Westinghouse Air Brake Technologies Corporation	149	23,543	1.83%
Eaton Corporation PLC	75	23,499	1.83%
Extra Space Storage, Inc.	151	23,456	1.83%
Constellation Brands, Inc.	91	23,421	1.83%
O’Reilly Automotive, Inc.	22	23,416	1.82%
Ecolab, Inc.	98	23,398	1.82%
General Motors Company	503	23,354	1.82%
Agilent Technologies, Inc.	180	23,335	1.82%
General Dynamics Corporation	80	23,335	1.82%
Marvell Technology, Inc.	334	23,323	1.82%
PACCAR, Inc.	226	23,303	1.82%
Carlisle Companies, Inc.	57	23,297	1.82%
Hubbell, Inc.	64	23,230	1.81%
Home Depot, Inc. (The)	67	23,208	1.81%
Automatic Data Processing, Inc.	97	23,089	1.80%
Fastenal Company	367	23,069	1.80%
Tractor Supply Company	85	23,002	1.79%
Mettler-Toledo International, Inc.	16	22,907	1.78%
Church & Dwight Company, Inc.	220	22,831	1.78%
CDW Corporation	102	22,800	1.78%
HCA Healthcare, Inc.	71	22,739	1.77%
Cardinal Health, Inc.	229	22,540	1.76%
		$1,282,902	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1073) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	6,420	$448,741	34.11%
ON Semiconductor Corporation	6,418	439,944	33.44%
Canadian Imperial Bank of Commerce	8,980	426,895	32.45%
		$1,315,580	100.00%

See accompanying notes to financial statements.	CRM Funds
41

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1074) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Dollar General Corporation	630	$83,287	6.50%
Tractor Supply Company	306	82,614	6.45%
ON Semiconductor Corporation	1,193	81,797	6.39%
Target Corporation	552	81,650	6.38%
Kroger Company (The)	1,625	81,129	6.33%
International Flavors & Fragrances, Inc.	844	80,368	6.27%
Church & Dwight Company, Inc.	772	80,047	6.25%
Hershey Company (The)	435	80,040	6.25%
Ecolab, Inc.	336	79,883	6.24%
PepsiCo, Inc.	484	79,779	6.23%
Constellation Brands, Inc.	309	79,589	6.21%
Starbucks Corporation	1,021	79,490	6.21%
CVS Health Corporation	1,339	79,102	6.18%
Lululemon Athletica, Inc.	262	78,234	6.11%
Sysco Corporation	1,087	77,612	6.06%
General Mills, Inc.	1,204	76,136	5.94%
		$1,280,757	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1075) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Emerson Electric Company	239	$26,373	2.03%
Ford Motor Company	2,098	26,308	2.03%
Rockwell Automation, Inc.	95	26,195	2.02%
United Rentals, Inc.	40	26,088	2.01%
Pfizer, Inc.	927	25,925	2.00%
Caterpillar, Inc.	78	25,901	2.00%
AT&T, Inc.	1,354	25,880	2.00%
West Pharmaceutical Services, Inc.	78	25,854	1.99%
Prologis, Inc.	230	25,843	1.99%
Steris Corporation	118	25,812	1.99%
General Motors Company	555	25,789	1.99%
Restaurant Brands International, Inc.	366	25,787	1.99%
Iron Mountain, Inc.	287	25,742	1.98%

See accompanying notes to financial statements.	CRM Funds
42

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2024

Reference Entity	Shares	Market Value	% of Total Index Value
Tractor Supply Company	95	$25,691	1.98%
Allstate Corporation (The)	160	25,614	1.98%
Home Depot, Inc. (The)	74	25,586	1.97%
Target Corporation	173	25,556	1.97%
Sherwin-Williams Company (The)	86	25,540	1.97%
O’Reilly Automotive, Inc.	24	25,532	1.97%
Motorola Solutions, Inc.	66	25,526	1.97%
Western Digital Corporation	337	25,507	1.97%
CDW Corporation	114	25,487	1.97%
Old Dominion Freight Line, Inc.	144	25,487	1.97%
Moody’s Corporation	61	25,483	1.96%
NetApp, Inc.	198	25,479	1.96%
Automatic Data Processing, Inc.	107	25,477	1.96%
Realty Income Corporation	482	25,473	1.96%
Amgen, Inc.	81	25,376	1.96%
LyondellBasell Industries N.V. - Class A	265	25,374	1.96%
Progressive Corporation	122	25,347	1.95%
Blackstone, Inc.	205	25,332	1.95%
Cognizant Technology Solutions Corporation	372	25,294	1.95%
Eaton Corporation PLC	81	25,267	1.95%
W. W. Grainger, Inc.	28	25,223	1.94%
Costco Wholesale Corporation	30	25,203	1.94%
Westinghouse Air Brake Technologies Corporation	159	25,199	1.94%
Fastenal Company	401	25,178	1.94%
United Parcel Service - Class B	184	25,167	1.94%
Extra Space Storage, Inc.	162	25,150	1.94%
Cintas Corporation	36	25,147	1.94%
McDonald’s Corporation	99	25,111	1.94%
Canadian Imperial Bank of Commerce	528	25,095	1.94%
Apple, Inc.	119	25,093	1.93%
PACCAR, Inc.	244	25,077	1.93%
General Dynamics Corporation	86	25,027	1.93%
Cummins, Inc.	90	24,978	1.93%
Hubbell, Inc.	68	24,976	1.93%
Mettler-Toledo International, Inc.	18	24,877	1.92%
Agilent Technologies, Inc.	191	24,745	1.91%
Cardinal Health, Inc.	251	24,707	1.91%
HCA Healthcare, Inc.	75	23,973	1.85%
		$1,296,851	100.00%

See accompanying notes to financial statements.	CRM Funds
43

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2024

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1076) Index total return swap with Morgan Stanley Bank as of June 30, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	10,603	$132,957	10.23%
Marvell Technology, Inc.	1,887	131,877	10.14%
Dollar General Corporation	995	131,611	10.12%
CVS Health Corporation	2,222	131,225	10.09%
ON Semiconductor Corporation	1,911	130,989	10.08%
Tractor Supply Company	485	130,857	10.06%
CDW Corporation	579	129,543	9.96%
Western Digital Corporation	1,692	128,232	9.86%
Starbucks Corporation	1,637	127,403	9.80%
Lululemon Athletica, Inc.	421	125,632	9.66%
		$1,300,326	100.00%

See accompanying notes to financial statements.	CRM Funds
44

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES June 30, 2024

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$61,576,188	$135,989,393	$283,806,374
Net unrealized appreciation	15,113,857	34,261,021	92,362,968
Total investments in securities, at value[1]	76,690,045	170,250,414	376,169,342
Dividends and interest receivable	119,391	174,079	340,645
Receivable for fund shares sold	1,187	15,741	87,934
Receivable for securities lending income	113	2	192
Other assets	2,993	15,065	30,378
Total Assets	76,813,729	170,455,301	376,628,491

LIABILITIES:
Obligation to return securities lending collateral	1,298,767	—	4,128,309
Payable for securities purchased	12,225	848,508	—
Payable for fund shares redeemed	129,082	167,378	23,456
Accrued advisory fee	46,022	104,912	230,364
Audit and tax fees	13,034	20,823	31,685
Trustees fees payable	597	1,847	3,273
Other accrued expenses	38,987	86,428	154,119
Total Liabilities	1,538,714	1,229,896	4,571,206
NET ASSETS	$75,275,015	$169,225,405	$372,057,285
COMPONENTS OF NET ASSETS
Paid in capital	$58,069,476	$123,699,748	$264,854,425
Total distributable earnings	17,205,539	45,525,657	107,202,860
NET ASSETS	$75,275,015	$169,225,405	$372,057,285
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$28,176,976	$21,540,946	$146,456,783
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,087,846	1,958,163	6,530,621
Net asset value, offering and redemption price per share	$13.50	$11.00	$22.43
INSTITUTIONAL CLASS SHARES
Net assets	$47,098,039	$147,684,459	$225,600,502
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,781,004	12,822,192	9,469,338
Net asset value, offering and redemption price per share	$16.94	$11.52	$23.82

[1] Includes securities loaned of:	$1,288,332	$—	$3,974,192

See accompanying notes to financial statements.	CRM Funds
45

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES June 30, 2024

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$19,037,864	$163,747,286
Net unrealized appreciation	4,481,294	30,289,494
Total investments in securities, at value1	23,519,158	194,036,780
Cash pledged with broker for securities sold short	—	51,123,884
Unrealized appreciation on swap agreements	—	2,429,323
Receivable for securities sold	—	2,041,088
Receivable for fund shares sold	—	186,416
Dividends and interest receivable	21,337	137,044
Receivable for securities lending income	22	—
Other assets	14,427	24,137
Total Assets	23,554,944	249,978,672

LIABILITIES:
Obligation to return securities lending collateral	183,480	—
Cash received from broker for swap agreements	—	2,444,895
Due to Broker - Short Sales		855,487
Securities sold short, at value (proceeds $0 and $47,286,645, respectively)	—	49,411,936
Payable for fund shares redeemed	—	433,785
Payable for securities purchased	—	413,011
Unrealized depreciation on swap agreements	—	71,391
Payable for dividends on securities sold short	—	50,076
Accrued advisory fee	10,285	215,449
Audit and tax fees	9,960	22,498
Trustees fees payable	161	2,429
Other accrued expenses	12,937	61,909
Total Liabilities	216,823	53,982,866
NET ASSETS	$23,338,121	$195,995,806
COMPONENTS OF NET ASSETS
Paid in capital	$17,999,007	$161,798,599
Total distributable earnings	5,339,114	34,197,207
NET ASSETS	$23,338,121	$195,995,806
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$6,767,058
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	959,584
Net asset value, offering and redemption price per share	$7.05
INSTITUTIONAL CLASS SHARES
Net assets	$16,571,063	$195,995,806
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,266,955	15,051,006
Net asset value, offering and redemption price per share	$7.31	$13.02

[1] Includes securities loaned of:	$173,243	$—

See accompanying notes to financial statements.	CRM Funds
46

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE YEAR ENDED June 30, 2024

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
INVESTMENT INCOME:
Dividends and interest	$1,248,333	$2,925,957	$5,108,622
Securities lending income	599	2,682	120,010
Foreign tax withheld	(2,252)	(5,962)	(12,512)
Total investment income	1,246,680	2,922,677	5,216,120

EXPENSES:
Investment advisory fees	556,273	1,526,156	2,889,555
Sub-Transfer agent fees - Institutional Shares	29,674	173,661	198,308
Shareholder Services - Investor Shares	68,675	55,013	380,200
Registration fees	41,953	73,323	50,928
Administration and accounting fees	34,831	80,994	146,404
Transfer agent fees	23,357	69,618	86,040
Custody fees	15,000	15,000	15,000
Audit and tax fees	13,034	20,823	31,685
Insurance fees	12,635	31,018	66,195
Trustee fees and expenses	12,300	39,905	72,141
Legal fees	7,931	24,019	43,415
Shareholder reports	6,587	20,914	40,070
Other expenses	20,644	38,654	57,997
Total expenses	842,894	2,169,098	4,077,938
NET INVESTMENT INCOME	403,786	753,579	1,138,182

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	3,784,811	17,323,035	36,075,848
Foreign currency transactions	—	—	(725)
Net realized gain	3,784,811	17,323,035	36,075,123
Net change in unrealized appreciation (depreciation) on:
Investments	5,091,061	(977,558)	(1,271,008)
Foreign currency transactions	—	—	(20)
Net change in unrealized appreciation (depreciation)	5,091,061	(977,558)	(1,271,028)
Net realized and unrealized gain on investments and foreign currency	8,875,872	16,345,477	34,804,095
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,279,658	$17,099,056	$35,942,277

See accompanying notes to financial statements.	CRM Funds
47

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE YEAR ENDED June 30, 2024

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
INVESTMENT INCOME:
Dividends and interest	$351,763	$5,590,520
Securities lending income	2,424	—
Foreign tax withheld	(784)	(7,370)
Total investment income	353,403	5,583,150

EXPENSES:
Investment advisory fees	159,832	2,813,860
Dividend expense on securities sold short	—	1,226,837
Sub-Transfer agent fees - Institutional Shares	1,913	103,792
Shareholder Services - Investor Shares	16,815	—
Registration fees	34,614	34,000
Administration and accounting fees	16,931	87,250
Custody fees	15,000	21,466
Transfer agent fees	13,968	44,290
Audit and tax fees	9,960	22,498
Trustee fees and expenses	4,334	38,335
Insurance fees	3,757	37,234
Legal fees	2,537	22,188
Shareholder reports	2,522	25,091
Other expenses	15,731	38,928
Total expenses	297,914	4,515,769
Expenses waived	(7,509)	(294,626)
Net expenses	290,405	4,221,143
NET INVESTMENT INCOME	62,998	1,362,007

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	1,727,332	18,133,715
Securities sold short	—	976,609
Swap agreements	—	2,409,956
Foreign currency transactions	(131)	143,191
Net realized gain	1,727,201	21,663,471
Net change in unrealized appreciation (depreciation) on:
Investments	1,079,275	(3,411,542)
Securities sold short	—	(8,112,498)
Swap agreements	—	386,367
Foreign currency transactions	—	(223,361)
Net change in unrealized appreciation (depreciation)	1,079,275	(11,361,034)
Net realized and unrealized gain on investments, derivatives and foreign currency	2,806,476	10,302,437
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,869,474	$11,664,444

See accompanying notes to financial statements.	CRM Funds
48

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
NET ASSETS - BEGINNING OF YEAR	$77,425,561	$118,775,543

OPERATIONS
Net investment income	403,786	1,269,438
Net realized gain from investments	3,784,811	3,970,360
Net change in unrealized appreciation on investments	5,091,061	7,709,116
Net increase in net assets resulting from operations	9,279,658	12,948,914

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(1,207,084)	(711,393)
Institutional Class	(1,757,607)	(1,651,048)
Total distributions to shareholders	(2,964,691)	(2,362,441)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	121,454	119,137
Sale of shares - Institutional Shares	3,450,999	6,581,186
Reinvestment of distributions - Investor Class	1,113,318	667,950
Reinvestment of distributions - Institutional Class	1,492,966	1,285,743
Redemption of shares - Investor Class	(3,867,972)	(3,097,537)
Redemption of shares - Institutional Class	(10,776,278)	(57,492,934)
Net decrease from capital share transactions	(8,465,513)	(51,936,455)
Total decrease in net assets	(2,150,546)	(41,349,982)

NET ASSETS - END OF YEAR	$75,275,015	$77,425,561

SHARE ACTIVITY
Investor Class:
Sold	9,523	9,584
Issued on reinvestment of distributions	92,010	53,181
Redeemed	(307,693)	(253,170)
Net decrease	(206,160)	(190,405)

Institutional Class:
Sold	219,901	431,761
Issued on reinvestment of distributions	98,416	82,419
Redeemed	(677,114)	(3,789,373)
Net decrease	(358,797)	(3,275,193)

See accompanying notes to financial statements.	CRM Funds
49

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
NET ASSETS - BEGINNING OF YEAR	$220,259,152	$140,297,796

OPERATIONS
Net investment income	753,579	2,116,473
Net realized gain from investments	17,323,035	155,507
Net change in unrealized appreciation/(depreciation) on investments	(977,558)	9,686,921
Net increase in net assets resulting from operations	17,099,056	11,958,901

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(143,572)	(1,264,375)
Institutional Class	(1,453,671)	(8,541,502)
Total distributions to shareholders	(1,597,243)	(9,805,877)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	2,634,374	4,363,371
Sale of shares - Institutional Shares	33,249,945	107,199,891
Reinvestment of distributions - Investor Class	133,292	1,237,084
Reinvestment of distributions - Institutional Class	1,094,832	8,354,636
Redemption of shares - Investor Class	(5,927,585)	(4,113,640)
Redemption of shares - Institutional Class	(97,720,418)	(39,233,010)
Net increase (decrease) from capital share transactions	(66,535,560)	77,808,332
Total increase (decrease) in net assets	(51,033,747)	79,961,356

NET ASSETS - END OF YEAR	$169,225,405	$220,259,152

SHARE ACTIVITY
Investor Class:
Sold	258,534	440,007
Issued on reinvestment of distributions	13,315	123,585
Redeemed	(570,128)	(412,134)
Net increase (decrease)	(298,279)	151,458

Institutional Class:
Sold	3,033,696	9,892,422
Issued on reinvestment of distributions	104,569	797,959
Redeemed	(8,786,863)	(3,725,029)
Net increase (decrease)	(5,648,598)	6,965,352

See accompanying notes to financial statements.	CRM Funds
50

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
NET ASSETS - BEGINNING OF YEAR	$412,887,936	$384,065,255

OPERATIONS
Net investment income	1,138,182	5,220,196
Net realized gain from investments	36,075,123	9,464,306
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,271,028)	7,872,626
Net increase in net assets resulting from operations	35,942,277	22,557,128

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(9,626,587)	(7,142,897)
Institutional Class	(13,465,463)	(10,218,630)
Total distributions to shareholders	(23,092,050)	(17,361,527)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	7,386,528	18,136,050
Sale of shares - Institutional Shares	30,246,143	72,113,783
Reinvestment of distributions - Investor Class	9,467,390	7,031,109
Reinvestment of distributions - Institutional Class	12,666,657	9,472,114
Redemption of shares - Investor Class	(35,327,304)	(32,173,398)
Redemption of shares - Institutional Class	(78,120,292)	(50,952,578)
Net increase (decrease) from capital share transactions	(53,680,878)	23,627,080
Total increase (decrease) in net assets	(40,830,651)	28,822,681

NET ASSETS - END OF YEAR	$372,057,285	$412,887,936

SHARE ACTIVITY
Investor Class:
Sold	340,185	823,806
Issued on reinvestment of distributions	464,543	319,887
Redeemed	(1,627,828)	(1,478,388)
Net decrease	(823,100)	(334,695)

Institutional Class:
Sold	1,315,903	3,124,549
Issued on reinvestment of distributions	585,606	407,578
Redeemed	(3,438,272)	(2,220,961)
Net increase (decrease)	(1,536,763)	1,311,166

See accompanying notes to financial statements.	CRM Funds
51

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
NET ASSETS - BEGINNING OF YEAR	$23,668,129	$23,131,491

OPERATIONS
Net investment income	62,998	45,749
Net realized gain from investments	1,727,201	474,916
Net change in unrealized appreciation on investments and foreign currency	1,079,275	659,221
Net increase in net assets resulting from operations	2,869,474	1,179,886

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(122,654)	(543,588)
Institutional Class	(343,247)	(1,112,197)
Total distributions to shareholders	(465,901)	(1,655,785)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	114,223	79,155
Sale of shares - Institutional Shares	444,553	634,169
Reinvestment of distributions - Investor Class	117,823	515,831
Reinvestment of distributions - Institutional Class	325,532	1,062,276
Redemption of shares - Investor Class	(1,710,121)	(438,501)
Redemption of shares - Institutional Class	(2,025,591)	(840,393)
Net increase (decrease) from capital share transactions	(2,733,581)	1,012,537
Total increase (decrease) in net assets	(330,008)	536,638

NET ASSETS - END OF YEAR	$23,338,121	$23,668,129

SHARE ACTIVITY
Investor Class:
Sold	16,865	11,555
Issued on reinvestment of distributions	19,065	79,359
Redeemed	(276,638)	(68,924)
Net increase (decrease)	(240,708)	21,990

Institutional Class:
Sold	67,776	94,716
Issued on reinvestment of distributions	50,865	158,077
Redeemed	(296,821)	(126,864)
Net increase (decrease)	(178,180)	125,929

See accompanying notes to financial statements.	CRM Funds
52

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Long/Short Opportunities Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
NET ASSETS - BEGINNING OF YEAR	$255,340,562	$185,463,235

OPERATIONS
Net investment income (loss)	1,362,007	(58,492)
Net realized gain (loss) from investments and foreign currency	21,663,471	(5,723,712)
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currency	(11,361,034)	27,251,291
Net increase in net assets resulting from operations	11,664,444	21,469,087

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(3,644,212)	(3,277,664)
Total distributions to shareholders	(3,644,212)	(3,277,664)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Institutional Shares	62,470,181	107,097,037
Reinvestment of distributions - Institutional Class	3,635,291	3,271,562
Redemption of shares - Institutional Class	(133,470,460)	(58,682,695)
Net increase (decrease) from capital share transactions	(67,364,988)	51,685,904
Total increase (decrease) in net assets	(59,344,756)	69,877,327

NET ASSETS - END OF YEAR	$195,995,806	$255,340,562

SHARE ACTIVITY
Institutional Class:
Sold	4,926,945	9,251,123
Issued on reinvestment of distributions	315,016	286,226
Redeemed	(11,271,054)	(5,096,169)
Net increase (decrease)	(6,029,093)	4,441,180

See accompanying notes to financial statements.	CRM Funds
53

CRM FUNDS FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$12.49	$11.40	$17.35	$11.22	$15.34
Investment operations:
Net investment income[1]	0.05	0.14	— [2]	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.53	1.24	(2.26)	6.16	(3.07)
Total from investment operations	1.58	1.38	(2.26)	6.20	(3.03)
Distributions to shareholders:
From net investment income	(0.23)	(0.06)	(0.01)	(0.07)	(0.03)
From net realized gain on investments	(0.34)	(0.23)	(3.68)	—	(1.06)
Total distributions to shareholders	(0.57)	(0.29)	(3.69)	(0.07)	(1.09)
Net Asset Value - End of Year	$13.50	$12.49	$11.40	$17.35	$11.22
Total return	13.17%	12.09%	(15.73)%	55.36%	(21.53)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.26%	1.21%	1.16%	1.15%	1.16%
Net investment income	0.43%	1.11%	0.01%	0.30%	0.27%
Portfolio turnover rate	77%	54%	54%	63%	60%
Net Assets at end of year (000’s omitted)	$28,177	$28,660	$28,325	$38,548	$33,526

(1)	Calculated using the average shares method.
(2)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
54

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$15.53	$14.10	$20.55	$13.28	$17.96
Investment operations:
Net investment income[1]	0.10	0.19	0.03	0.09	0.08
Net realized and unrealized gain (loss) on investments	1.90	1.55	(2.75)	7.28	(3.63)
Total from investment operations	2.00	1.74	(2.72)	7.37	(3.55)
Distributions to shareholders:
From net investment income	(0.25)	(0.08)	(0.05)	(0.10)	(0.07)
From net realized gain on investments	(0.34)	(0.23)	(3.68)	—	(1.06)
Total distributions to shareholders	(0.59)	(0.31)	(3.73)	(0.10)	(1.13)
Net Asset Value - End of Year	$16.94	$15.53	$14.10	$20.55	$13.28
Total return	13.36%	12.33%	(15.53)%	55.68%	(21.34)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.07%	1.01%	0.93%	0.91%	0.92%
Net investment income	0.61%	1.27%	0.18%	0.54%	0.52%
Portfolio turnover rate	77%	54%	54%	63%	60%
Net Assets at end of year (000’s omitted)	$47,098	$48,766	$90,451	$299,170	$198,589

(1)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
55

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$10.20	$9.94	$15.37	$9.71	$11.36
Investment operations:
Net investment income[1]	0.03	0.10	0.10	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.84	0.79	(1.39)	6.29	(1.35)
Total from investment operations	0.87	0.89	(1.29)	6.40	(1.33)
Distributions to shareholders:
From net investment income	(0.07)	(0.06)	(0.17)	(0.03)	(0.03)
From net realized gain on investments	— [2]	(0.57)	(3.97)	(0.71)	(0.29)
Total distributions to shareholders	(0.07)	(0.63)	(4.14)	(0.74)	(0.32)
Net Asset Value - End of Year	$11.00	$10.20	$9.94	$15.37	$9.71
Total return	8.57%	9.07%	(11.92)%	67.80%	(12.18)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.21%	1.18%	1.18%	1.15%	1.17%
Net investment income	0.24%	1.02%	0.82%	0.83%	0.22%
Portfolio turnover rate	72%	42%	34%	59%	80%
Net Assets at end of year (000’s omitted)	$21,541	$23,018	$20,914	$26,464	$16,259

(1)	Calculated using the average shares method.
(2)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
56

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$10.68	$10.38	$15.87	$10.00	$11.70
Investment operations:
Net investment income[1]	0.04	0.13	0.13	0.13	0.05
Net realized and unrealized gain (loss) on investments	0.89	0.82	(1.46)	6.50	(1.41)
Total from investment operations	0.93	0.95	(1.33)	6.63	(1.36)
Distributions to shareholders:
From net investment income	(0.09)	(0.08)	(0.19)	(0.05)	(0.05)
From net realized gain on investments	— [2]	(0.57)	(3.97)	(0.71)	(0.29)
Total distributions to shareholders	(0.09)	(0.65)	(4.16)	(0.76)	(0.34)
Net Asset Value - End of Year	$11.52	$10.68	$10.38	$15.87	$10.00
Total return	8.75%	9.28%	(11.78)%	68.26%	(12.06)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.05%	1.01%	1.00%	0.93%	0.95%
Net investment income	0.39%	1.21%	0.98%	0.99%	0.44%
Portfolio turnover rate	72%	42%	34%	59%	80%
Net Assets at end of year (000’s omitted)	$147,684	$197,242	$119,384	$286,762	$220,919

(1)	Calculated using the average shares method.
(2)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
57

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$21.73	$21.43	$27.71	$18.34	$21.22
Investment operations:
Net investment income[1]	0.04	0.25	0.27	0.15	0.08
Net realized and unrealized gain (loss) on investments	2.05	1.00	(1.57)	9.67	(2.33)
Total from investment operations	2.09	1.25	(1.30)	9.82	(2.25)
Distributions to shareholders:
From net investment income	(0.24)	(0.26)	(0.26)	(0.09)	(0.09)
From net realized gain on investments	(1.15)	(0.69)	(4.72)	(0.36)	(0.54)
Total distributions to shareholders	(1.39)	(0.95)	(4.98)	(0.45)	(0.63)
Net Asset Value - End of Year	$22.43	$21.73	$21.43	$27.71	$18.34
Total return	10.27%	5.78%	(6.68)%	54.09%	(10.98)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.16%	1.15%	1.14%	1.15%	1.16%
Net investment income	0.19%	1.16%	1.06%	0.66%	0.42%
Portfolio turnover rate	47%	43%	23%	63%	37%
Net Assets at end of year (000’s omitted)	$146,457	$159,797	$164,743	$187,541	$152,370

(1)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
58

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$23.00	$22.62	$29.00	$19.17	$22.16
Investment operations:
Net investment income[1]	0.08	0.31	0.33	0.20	0.12
Net realized and unrealized gain (loss) on investments	2.16	1.06	(1.67)	10.12	(2.44)
Total from investment operations	2.24	1.37	(1.34)	10.32	(2.32)
Distributions to shareholders:
From net investment income	(0.27)	(0.30)	(0.32)	(0.13)	(0.13)
From net realized gain on investments	(1.15)	(0.69)	(4.72)	(0.36)	(0.54)
Total distributions to shareholders	(1.42)	(0.99)	(5.04)	(0.49)	(0.67)
Net Asset Value - End of Year	$23.82	$23.00	$22.62	$29.00	$19.17
Total return	10.39%	6.00%	(6.55)%	54.44%	(10.83)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.99%	0.99%	0.97%	0.94%	0.96%
Net investment income	0.36%	1.34%	1.23%	0.84%	0.59%
Portfolio turnover rate	47%	43%	23%	63%	37%
Net Assets at end of year (000’s omitted)	$225,601	$253,091	$219,322	$251,517	$202,989

(1)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
59

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$6.34	$6.47	$8.88	$5.91	$6.99
Investment operations:
Net investment income[1]	0.01	— [2]	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.83	0.33	(0.70)	3.16	(0.67)
Total from investment operations	0.84	0.33	(0.68)	3.18	(0.66)
Distributions to shareholders:
From net investment income	(0.01)	(0.01)	(0.04)	(0.02)	(0.01)
From net realized gain on investments	(0.12)	(0.45)	(1.69)	(0.19)	(0.41)
Total distributions to shareholders	(0.13)	(0.46)	(1.73)	(0.21)	(0.42)
Net Asset Value - End of Year	$7.05	$6.34	$6.47	$8.88	$5.91
Total return	13.47%	4.94%	(10.09)%	54.42%	(10.16)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.45%	1.41%	1.33%	1.37%	1.40%
Expenses, excluding waiver/reimbursement	1.47%	1.41%	1.33%	1.39%	1.50%
Net investment income, including waiver/reimbursement	0.09%	0.03%	0.32%	0.31%	0.22%
Portfolio turnover rate	54%	51%	38%	87%	65%
Net Assets at end of year (000’s omitted)	$6,767	$7,609	$7,622	$8,916	$6,893

(1)	Calculated using the average shares method.
(2)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
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CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$6.57	$6.69	$9.12	$6.07	$7.16
Investment operations:
Net investment income[1]	0.02	0.02	0.04	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.87	0.34	(0.72)	3.24	(0.68)
Total from investment operations	0.89	0.36	(0.68)	3.28	(0.65)
Distributions to shareholders:
From net investment income	(0.03)	(0.03)	(0.06)	(0.04)	(0.03)
From net realized gain on investments	(0.12)	(0.45)	(1.69)	(0.19)	(0.41)
Total distributions to shareholders	(0.15)	(0.48)	(1.75)	(0.23)	(0.44)
Net Asset Value - End of Year	$7.31	$6.57	$6.69	$9.12	$6.07
Total return	13.77%	5.18%	(9.81)%	54.66%	(9.87)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.20%	1.18%	1.09%	1.11%	1.15%
Expenses, excluding waiver/reimbursement	1.24%	1.18%	1.09%	1.13%	1.25%
Net investment income, including waiver/reimbursement	0.35%	0.27%	0.56%	0.52%	0.47%
Portfolio turnover rate	54%	51%	38%	87%	65%
Net Assets at end of year (000’s omitted)	$16,571	$16,059	$15,509	$18,393	$18,307

(1)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
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CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Long/Short Opportunities Fund — Institutional Shares
	For the Years Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$12.11	$11.15	$11.62	$10.23	$10.27
Investment operations:
Net investment income (loss)[1]	0.09	— [2]	(0.23)	(0.25)	(0.10)
Net realized and unrealized gain (loss) on investments, derivatives and foreign currency	1.09	1.14	(0.15)	2.22	0.50
Total from investment operations	1.18	1.14	(0.38)	1.97	0.40
Distributions to shareholders:
From net investment income	(0.27)	—	—	—	—
From net realized gain on investments	—	(0.18)	(0.09)	(0.58)	(0.44)
Total distributions to shareholders	(0.27)	(0.18)	(0.09)	(0.58)	(0.44)
Net Asset Value - End of Year	$13.02	$12.11	$11.15	$11.62	$10.23
Total return	10.07%	10.29%	(3.33)%	19.49%	3.93%
Ratios to average net assets:
Expenses, including waiver/reimbursement	2.25%	2.48%	2.68%	2.79%	2.95%
Expenses, including waiver/reimbursement and excluding interest and dividend expense relating to short sales	1.60%	1.60%	1.60%	1.60%	1.59%
Expenses, excluding waiver/reimbursement	2.41%	2.60%	2.80%	2.90%	3.03%
Expenses, excluding waiver/reimbursement and interest and dividend expense relating to short sales	1.76%	1.72%	1.72%	1.71%	1.67%
Net investment income (loss), including waiver/reimbursement	0.73%	(0.03)%	(2.00)%	(2.18)%	(0.99)%
Portfolio turnover rate	113%	90%	157%	201%	177%
Net Assets at end of year (000’s omitted)	$195,996	$255,341	$185,463	$127,930	$56,540

(1)	Calculated using the average shares method.
(2)	Amount represents less than $(0.005).

See accompanying notes to financial statements.	CRM Funds
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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM Long/Short Opportunities Fund (“Long/Short Opportunities Fund”) (each, a “Fund” and collectively, the “Funds”) are series of the CRM Mutual Fund Trust (the “Trust”). The Trust consists of five funds. A shareholder of one series is not deemed to be a shareholder of any other series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, and All Cap Value Fund: Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined.

Long/Short Opportunities Fund: The Fund offers Institutional Shares. Shares are generally available for purchase and sale by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Initial investments in the Fund are subject to a $10,000 minimum per registered investment adviser or qualified financial intermediary.

2.

Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting requirements for investment companies under Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946. The following is a summary of the significant accounting policies of the Funds:

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market.

Short-term investments with remaining maturities of less than 61 days are valued at amortized cost, provided such amount approximates fair value. A Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations provided by a third-party pricing service. Option contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board” or “Trustees”) has designated Cramer Rosenthal McGlynn, LLC, the adviser, to serve as the Trust’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

Trust’s Securities Pricing Procedures. In addition, the Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

●	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities.

In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for comparable companies or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any inputs both individually and in the aggregate that is significant to the fair value measurement. The Funds’ policy is to recognize transfers among levels as of the beginning of the reporting period. A summary of the inputs used to value the Funds’ investments as of June 30, 2024 is included with each Fund’s Schedule of Investments.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s statement of operations, as applicable.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for U.S. income tax is required in each of the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended June 30, 2024, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

and expense are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

The Funds’ investments in certain countries are subjected to additional capital gain taxes. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities, as applicable. The Funds held no such securities during the year ended June 30, 2024.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Repurchase Agreements. Each Fund (except Long/Short Opportunities Fund) may, through its custodian, receive delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At June 30, 2024, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received[1]	Cash Collateral Received	Net Amount[2]

Small Cap Value Fund
Mizuho Securities USA LLC	$298,767	$298,767	$—	$—
National Bank Financial, Inc.	1,000,000	1,000,000	—	—
	$1,298,767	$1,298,767	$—	$—
Mid Cap Value Fund
Mizuho Securities USA LLC	$466,232	$466,232	$—	$—
National Bank Financial, Inc.	1,032,077	1,032,077	—	—
	$1,498,309	$1,498,309	$—	$—
All Cap Value Fund
National Bank Financial, Inc.	$183,480	$183,480	$—	$—
	$183,480	$183,480	$—	$—

[1]

The value of collateral shown in the table does not reflect value that exceeds the value of the repurchase agreement. Collateral with a value of $1,324,745, $1,528,279 and $187,150, respectively, has been received in connection with open repurchase agreements.

[2]	Net exposure represents the receivable (payable) that would be due to (from) the counterparty in an event of default.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

3.

Transactions with Affiliates and Other Servicing Agreements. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, and Mid Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.70% of the Fund’s first $1 billion of average daily net assets; 0.65% of the Fund’s next $1 billion of average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $2 billion.

CRM has contractually agreed to waive a portion of its fees and assume certain expenses of the Funds to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) exceeds the percentage of average daily net assets as follows:

	Investor Shares	Institutional Shares
Small Cap Value Fund	1.50%	1.25%
Small/Mid Cap Value Fund	1.50%	1.25%
Mid Cap Value Fund	1.50%	1.25%
All Cap Value Fund	1.45%	1.20%

For its advisory services to Long/Short Opportunities Fund, CRM receives 1.50% of the Fund’s first $1 billion of average daily net assets; 1.45% of the Fund’s next $1 billion of average daily net assets; and 1.40% of the Fund’s average daily net assets in excess of $2 billion. CRM has contractually agreed to waive a portion of its fees and assume certain expenses of Long/Short Opportunities Fund to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest, dividend and interest expenses related to short sales, and acquired fund fees and expenses) exceeds the percentage of average daily net assets as follows:

Institutional Shares
Long/Short Opportunities Fund	1.60%

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

The expense limitations are in effect until November 1, 2025. Prior to that date, the arrangement may be terminated for a class of a Fund only by the vote of the Board of Trustees of the Funds.

Compliance Services. Northern Lights Compliance Services, LLC provides compliance services to the Trust, including the services of a Chief Compliance Officer. The fees payable to Northern Lights are included in the Statements of Operations under other expenses.

Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation from the Trust at an annual rate of $60,000 which is allocated on a pro-rata basis amongst the series of the Trust based on relative net assets. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds in the series of the Trust until such amounts are distributed in accordance with the Plan. No Independent Trustee deferred their compensation earned for the year ended June 30, 2024. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, which were paid in cash. Each trustee serves during the continued lifetime of the Funds, or the earlier of when his or her successor is elected or qualified, the Trustee dies, resigns, is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund based on reasonable charges for similar services in the industry, subject to certain limitations. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding in-kind transactions and short-term investments) for the year ended June 30, 2024, were as follows:

	Purchases	Sales	Short Sales	Purchases to Cover Shorts
Small Cap Value Fund	$55,763,804	$67,049,167	$—	$—
Small/Mid Cap Value Fund	143,958,005	205,292,525	—	—
Mid Cap Value Fund	176,551,910	247,998,101	—	—
All Cap Value Fund	11,902,466	14,733,228	—	—
Long/Short Opportunities Fund	135,897,803	196,800,942	74,973,565	148,196,380

5.

Securities Lending Agreement. Each Fund (except Long/Short Opportunities Fund) may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

At June 30, 2024, the following Funds had securities on loan:

	Market Value	Cash Collateral*
Small Cap Value Fund	$1,288,332	$1,298,767
Mid Cap Value Fund	3,974,192	4,128,309
All Cap Value Fund	173,243	183,480

*

Please note any reported shortfall in required collateral coverage of 102% is based on closing market value of securities on loan as of the date of the report. Any required collateral adjustment needed in order to bring coverage to 102% is done on the next business day.

6.

Short Sale Transactions. In short sale transactions, the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends declared on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which the Fund sold the security short. A realized

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash that has been pledged to secure the Fund’s obligation to cover the short positions is reported separately on the Statements of Assets and Liabilities. The Fund may receive from or pay to the broker the net of the following amounts: (i) income on cash collateral held at the broker and (ii) a financing charge to the extent the cash collateral is less than the margin requirement. The net amounts of income or fees are included as interest income or expense, as applicable, on securities sold short in the Statements of Operations.

During the year ended June 30, 2024, Long/Short Opportunities Fund participated in short sale transactions.

7.	Federal Tax Information.

The tax character of distributions utilized during the fiscal years ended June 30, 2024 and June 30, 2023 was as follows:

	For the year ended June 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Value Fund	$1,217,678	$1,747,013	$—	$2,964,691
Small Mid Cap Value Fund	1,589,627	7,616	—	1,597,243
Mid Cap Value Fund	3,119,964	19,972,086	—	23,092,050
All Cap Value Fund	246,289	219,612	—	465,901
Long/Short Opportunities Fund	3,559,388	84,824	—	3,644,212

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

	For the year ended June 30, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Value Fund	$1,953,364	$409,077	$—	$2,362,441
Small Mid Cap Value Fund	1,677,117	8,128,760	—	9,805,877
Mid Cap Value Fund	7,523,543	9,837,984	—	17,361,527
All Cap Value Fund	292,912	1,362,873	—	1,655,785
Long/Short Opportunities Fund	3,277,664	—	—	3,277,664

As of June 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences
Small Cap Value Fund	$298,895	$2,398,229	$—	$—
Small Mid Cap Value Fund	398,609	11,923,153	—	—
Mid Cap Value Fund	—	17,886,478	—	—
All Cap Value Fund	258,128	764,489	—	—
Long/Short Opportunities Fund	—	9,713,329	—	—

Fund	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Small Cap Value Fund	$—	$14,508,415	$17,205,539
Small Mid Cap Value Fund	—	33,203,895	45,525,657
Mid Cap Value Fund	—	89,316,382	107,202,860
All Cap Value Fund	(19)	4,316,516	5,339,114
Long/Short Opportunities Fund	—	24,483,878	34,197,207

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Swaps, deferral of unsettled short sale losses, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

The CRM All Cap Value Fund incurred and elected to defer such late year losses of $19.

During the fiscal year ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of equalization credits, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024 as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
Small Cap Value Fund	$238,645	$(238,645)
Small Mid Cap Value Fund	3,322,416	(3,322,416)
Mid Cap Value Fund	2,582,017	(2,582,017)
All Cap Value Fund	29,580	(29,580)
Long/Short Opportunities Fund	272,649	(272,649)

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by the Funds as of June 30, 2024 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Small Cap Value Fund	$62,181,630	$16,022,364	$(1,513,949)	$14,508,415
Small Mid Cap Value Fund	137,046,519	36,074,721	(2,870,826)	33,203,895
Mid Cap Value Fund	286,852,940	102,919,500	(13,603,098)	89,316,402
All Cap Value Fund	19,202,642	5,514,940	(1,198,424)	4,316,516
Long/Short Opportunities Fund	120,183,010	37,685,147	(13,243,313)	24,441,834

8.

Derivative Financial Instruments. Each Fund may, but is not required to, invest in derivative contracts, such as swaps and options on securities and securities indices, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities, including short sales; to attempt to increase the Fund’s return as a non-

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. Using swaps, options and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.

Options. A Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk, equity risk, foreign currency exchange rate risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes an option, such option is covered by cash in an amount sufficient to cover the obligation. In purchasing and writing options, the Fund bears the risk of an

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

As of June 30, 2024, the Funds did not hold any option contracts.

Forward Foreign Currency Exchange Contracts. A Fund enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and, in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

As of June 30, 2024, the Funds did not hold any forward foreign currency exchange contracts.

Swaps. A Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Collateral Requirements. For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA MA”), the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA MA, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Assets and Liabilities as of June 30, 2024:

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

	Asset Derivative Value
	Total Value	Equity Contracts
Swap Agreements	$2,429,323	$2,429,323

	Liability Derivative Value
	Total Value	Equity Contracts
Swap Agreements	$71,391	$71,391

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Operations for the year ended June 30, 2024:

Location on the Statements of Operations
Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Equity Contracts	Net realized gain (loss) from: Swap Agreements, Purchased Option Contracts, and Written Option Contracts	Net change in unrealized appreciation (depreciation) on: Swap agreements

	Net Realized Gain (Loss)
	Total Value	Equity Contracts
Swap Agreements	$2,409,956	$2,409,956

	Net Change in Unrealized Appreciation (Depreciation)
	Total Value	Equity Contracts
Swap Agreements	$386,367	$386,367

The table below summarizes the average balance of derivative holdings by Long/Short Opportunities Fund during the year ended June 30, 2024. The average balance of derivatives held is indicative of the trading volume of the Long/Short Opportunities Fund.

Derivative Volume
Swap Contracts (Notional Amount)
$1,141,601

In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA MA or similar agreement with its counterparties. An ISDA MA is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

MA, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA MA typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA MA, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA MA against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA MA allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA MA, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Offsetting of Financial and Derivative Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents derivative assets and liabilities net of amounts available for offset under an ISDA MA or similar agreement and, as applicable, the related collateral and potential loss exposure to Long/Short Opportunities Fund as of June 30, 2024:

	Assets	Liabilities
Derivative Financial Instruments:
Swap Agreements	$2,429,323	$71,391
Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,429,323	71,391
Derivatives not subject to an ISDA MA or similar agreement	—	—
Total assets and liabilities subject to an ISDA MA	$2,429,323	$71,391

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

At June 30, 2024, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral received by the Long/Short Opportunities Fund are as follows:

Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure[1]
Morgan Stanley	$2,429,323	$(71,391)	$2,357,932	$2,357,932	$—

[1]	Net exposure represents the receivable (payable) that would be due to (from) the counterparty in an event of default.

9.

Risks. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset.

In addition to the risks discussed above, Long/Short Opportunities Fund may also be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that CRM believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately its value recorded in the Statements of Assets and Liabilities, less any collateral held by the Fund.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Continued)

A derivative contract may suffer mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, a Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. A Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option. With exchange-traded options purchased and centrally cleared swaps, there is less counterparty credit risk to a Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

10.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2024 (Concluded)

has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

11.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that no subsequent event currently requires recognition or disclosure in the financial statements.

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85

CRM FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of CRM Mutual Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM All Cap Value Fund, and the CRM Long/Short Opportunities Fund (the “Funds”), each a series of CRM Mutual Fund Trust (the “Trust”), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2020.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

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CRM FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 28, 2024

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87

CRM FUNDS TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2024, certain dividends may be subject to a maximum tax rate of 20%. For individual shareholders, a percentage of the ordinary income dividends (dividends from net investment income and short-term capital gains, if any) from the Funds qualifies for a maximum tax rate of 20%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income dividends from the Funds qualify for the dividends-received deduction.

The percentages of ordinary income dividends which qualify for the maximum tax rate of 20% (“Qualified Dividends”) and the dividends-received deduction are as follows:

	Qualified Dividends	Dividends Received Deduction
Small Cap Value Fund	92.21%	92.21%
Small/Mid Cap Value Fund	100.00%	100.00%
Mid Cap Value Fund	100.00%	100.00%
All Cap Value Fund	100.00%	100.00%
Long/Short Opportunities Fund	35.88%	35.88%

In January 2025, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 2024, including any distributions paid between July 1, 2024 and December 31, 2024.

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88

CRM FUNDS OTHER INFORMATION (Unaudited)

Discussion of Board Considerations in Approving Continuance and Renewal of the Investment Advisory Agreement with CRM

In order for Cramer Rosenthal McGlynn, LLC (“CRM”) to remain the Funds’ investment adviser, the Board of Trustees (the “Board”) of CRM Mutual Fund Trust (the “Trust”) must determine annually whether to renew the Investment Advisory Agreement between the Trust and CRM with respect to the Funds. The Board evaluates CRM’s services, performance, personnel, profitability, risk management, compliance programs and other relevant factors throughout the year. In addition, in connection with its review of the Investment Advisory Agreement, the Board reviewed and considered materials provided by CRM at a meeting held on May 23, 2024.

The materials and information reviewed and considered by the Board in connection with its review of the Investment Advisory Agreement included, among other items: (1) a memorandum from independent counsel setting forth the legal standards under the Investment Company Act of 1940, as amended, and the factors the Board could consider in its evaluation of the Investment Advisory Agreement; and (2) reports prepared by CRM, based on information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”), comparing each Fund’s investment performance to the performance of the Fund’s then-current benchmark indices1 and other mutual funds, and comparing each Fund’s investment advisory fee and net expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, information provided by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the Funds; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management (“AUM”); (v) the investment advisory fees charged by CRM to the Funds as compared with the fees charged by CRM to other advisory accounts with similar investment objectives and strategies; (vi) CRM’s compliance and risk management procedures; and (vii) an analysis of the profits of CRM related to its services to the Funds. In addition, the Board considered information related to the Funds and CRM previously provided at Board meetings or otherwise.

[1]

Effective July 24, 2024, certain Funds’ primary benchmarks were changed to comply with SEC Rules. The Funds’ current primary benchmarks are: for CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM All Cap Value Fund, the Russell 3000 Index; and, for CRM Long/Short Opportunities Fund, the S&P 500 Index. References in this section to comparisons against a Fund’s benchmark refer to that Fund’s benchmark prior to July 24, 2024.

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CRM FUNDS OTHER INFORMATION (Unaudited) (Continued)

At the meeting held on May 23, 2024, the Board, including the Independent Trustees voting separately, in the exercise of the Trustees’ business judgment, approved the continuance and renewal of the Investment Advisory Agreement for another year with respect to each Fund.

In considering the continuance and renewal of the Investment Advisory Agreement, the Board considered the following factors, none of which was determinative or controlling, and reached the following conclusions:

Nature, Extent and Quality of Services Provided

The Board considered the nature, extent and quality of services provided by CRM to the Funds and expected to be provided in the future. The Board reviewed the quality, size and experience of, and changes in, CRM’s professional portfolio management team. The Board reviewed CRM’s investment approach and research process, including CRM’s capabilities and experience in the development and implementation of its value-oriented investment process. Additionally, the Board considered CRM’s compliance programs and compliance record, marketing strategies, CRM’s personnel and the Board’s dealings with CRM. Based on the foregoing, the Board concluded that CRM is able to provide investment and related services that are appropriate in nature, extent and quality in light of the Funds’ investment objectives, policies, strategies and operations, the competitive landscape of the investment company business and investor needs.

Performance Information

In reaching its conclusions, the Board considered the investment performance of each Fund. The Board considered CRM’s focus on achieving long-term performance in a manner consistent with each Fund’s investment objective and investment strategies, as well as CRM’s value-oriented, research-driven investment philosophy. The Board considered CRM’s experience in implementing its investment philosophy and concluded that this, along with CRM’s overall approach to investing, supported approval of the continuance of the Investment Advisory Agreement. The Board also considered reports prepared by CRM which compared each Fund’s performance against its benchmark, an additional index (other than for the CRM Long/Short Opportunities Fund), and other mutual funds with similar investment objectives and strategies using peer groups provided by Broadridge for each Fund (a “Fund’s peer group”) and performance data provided by Morningstar (“Focused Performance Information”). The Board also received

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CRM FUNDS OTHER INFORMATION (Unaudited) (Continued)

relative performance information for a broader universe of comparable funds prepared by Broadridge. Where the Funds had underperformed their peer groups and/or benchmark indices, the Board considered CRM’s explanations for such underperformance and, as applicable, measures CRM had taken or proposed to take to improve performance. In particular, because CRM pursues a value strategy with respect to the Funds, the Board noted CRM’s explanation regarding past underperformance of value strategies generally versus growth strategies. Further, the Board considered that, in order to provide a relevant sample size, the peer groups for the Funds (other than CRM Long/Short Opportunities Fund) consisted of funds that pursue a “core” strategy. In comparing performance, it was observed that the funds in the 1st percentile represented the best-performing funds, while the funds in the 99th percentile represented the worst-performing funds. The Focused Performance Information is summarized below.

CRM Small Cap Value Fund

The Board noted that Institutional Shares of CRM Small Cap Value Fund had underperformed the Fund’s benchmark, the Russell 2000 Value Index, as well as the Russell 2000 Index, for the one-year, five-year and ten-year periods ended December 31, 2023. Further, the Board noted that the Fund had outperformed the Russell 2000 Index but underperformed the Russell 2000 Value Index for the three-year period ended December 31, 2023. The Board noted that Institutional Shares of the Fund ranked in the bottom quartile of the Fund’s peer group for the one-year and five-year periods ended December 31, 2023 and ranked in the third quartile of the Fund’s peer group for the three-year and ten-year periods ended December 31, 2023.

CRM Small/Mid Cap Value Fund

The Board noted that Institutional Shares of CRM Small/Mid Cap Value Fund had underperformed the Fund’s benchmark, the Russell 2500 Value Index, as well as the Russell 2500 Index, for the one-year period ended December 31, 2023. Further, the Board noted that the Fund outperformed the Russell 2500 Index and underperformed the Russell 2500 Value Index for the three-year period ended December 31, 2023. Further, the Board noted that the Fund had outperformed both the Russell 2500 Index and the Russell 2500 Value Index for the five-year period ended December 31, 2023. Further, the Board noted that the Fund underperformed the Russell 2500 Index and outperformed the Russell 2500 Value Index for the ten-year period ended December 31, 2023. The Board noted that Institutional Shares

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of the Fund ranked in the bottom quartile of the Fund’s peer group for the one-year and three-year periods ended December 31, 2023, and ranked in the second quartile of the Fund’s peer group for the five-year and ten-year periods ended December 31, 2023.

CRM Mid Cap Value Fund

The Board noted that Institutional Shares of CRM Mid Cap Value Fund had underperformed the Fund’s benchmark, the Russell Midcap Value Index, as well as the Russell Midcap Index, for the one-year period ended December 31, 2023. Further, the Board noted that the Fund outperformed the Russell Midcap Index and underperformed the Russell MidCap Value Index for the three-year period ended December 31, 2023. Further, the Board noted that the Fund had outperformed the Russell Midcap Value Index for the five-year and ten-year periods ended December 31, 2023 and underperformed the Russell Midcap Index for the same periods. The Board noted further that Institutional Shares of the Fund ranked in the bottom quartile of the Fund’s peer group for the one-year and three-year periods ended December 31, 2023, the third quartile of the Fund’s peer group for the five-year period ended December 31, 2023 and the second quartile of the Fund’s peer group for the ten-year period ended December 31, 2023.

CRM All Cap Value Fund

The Board noted that Institutional Shares of CRM All Cap Value Fund had underperformed the Fund’s benchmark, the Russell 3000 Value Index, as well as the Russell 3000 Index, for the one-year, three-year, five-year and ten-year periods ended December 31, 2023. The Board also noted that Institutional Shares of the Fund ranked in the bottom quartile of the Fund’s peer group for the one-year, three-year, five-year and ten-year periods ended December 31, 2023.

CRM Long/Short Opportunities Fund

The Board noted that Institutional Shares of CRM Long/Short Opportunities Fund had underperformed the Fund’s benchmark, the S&P 500 Index, for the one-year, three-year and five-year periods ended December 31, 2023. The Board also noted that Institutional Shares of the Fund ranked in the third quartile of the Fund’s peer group for the one-year and five-year periods ended December 31, 2023, and in the bottom quartile of the Fund’s peer group for the three-year period ended December 31, 2023.

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Conclusion as to Investment Performance

The Board determined that it would continue to monitor each Fund’s performance, but that the information it considered supported approval of the Investment Advisory Agreement.

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses paid by each class of each Fund.

The Board considered the research and analysis conducted by CRM in order to identify investment opportunities for the Funds and attempt to distinguish itself from each Fund’s respective benchmark. The Board observed that CRM relies heavily on its own proprietary research to implement its value-oriented investment philosophy, and considered CRM’s experience in implementing its value-oriented investment philosophy. Further, the Board compared the management fee schedule for each Fund with the standard management fee schedule applicable to institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. The Board noted the fee schedule for each Fund was lower than or equal to the standard management fee schedule applicable to the respective institutional separate accounts managed by CRM in a similar investment strategy up to an AUM size of $25 million. However, citing the fee schedule detailed in Item 5 of Part 2A of CRM’s Form ADV, the Board noted that, for certain Funds, investors in comparable separate accounts may ultimately pay lower fees than the Funds. In comparing the overall expenses paid by the Funds to the overall expenses paid by institutional separate accounts, the Board considered that the costs associated with the management of the Funds generally are greater than those associated with providing investment advisory services to separately managed accounts. The Board noted the additional complexities involved in the management of the Funds resulting from more frequent and less predictable cash flows and regulatory requirements, among other factors. The Board considered the additional services provided to the Funds that CRM does not perform for its separate account clients, or services that are broader in scope, including oversight of compliance with the regulatory and tax regimes to which the Funds are subject, oversight of third-party service providers, preparation of prospectuses, shareholder reports and other disclosure documents and preparation of materials for, and participation in, Board meetings. Additionally, the Board considered the risks that CRM faces regarding the Funds, including regulatory and reputational risks with respect to CRM’s investment decisions and

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compliance oversight on behalf of the Funds, and the substantial entrepreneurial risks that CRM assumes with respect to its sponsorship of the Funds. The Board also considered that there may be historical reasons for certain separate account fees, and the element of negotiation with respect to the level of fees paid by CRM’s separate account clients.

The Board received information related to fees and expenses of a universe of comparable funds prepared by Broadridge. The Board also considered a report prepared by CRM which compared the fees and expenses paid by each Fund with the fees and expenses paid by other mutual funds with similar investment objectives and strategies using peer groups provided by Broadridge and fee and expense data provided by Morningstar. In comparing expenses, it was observed that the funds in the 1st percentile represented the most expensive funds, while the funds in the 99th percentile represented the least expensive funds. It was also observed that, for purposes of the comparison of investment advisory fees, the CRM report presented the Funds’ and their peers’ contractual management fees exclusive of any separate administrative fees and net of waivers/reimbursements. The data referenced below is based on the information included in the report prepared by CRM.

CRM Small Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for CRM Small Cap Value Fund ranked at the 75th percentile for the Fund’s peer group. The Board noted that the Fund’s investment advisory fee was lower than both the median and average advisory fee paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the total net annual operating expenses of Institutional Shares of CRM Small Cap Value Fund ranked approximately in the 50th percentile for the Fund’s peer group. The Board noted that the total net annual operating expenses of Institutional Shares of the Fund were lower than the average and higher than the median net expenses paid by funds in the Fund’s peer group.

CRM Small/Mid Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for CRM Small/Mid Cap Value Fund fell in between the 50th and 75th percentiles for the Fund’s peer group. The Board noted that the Fund’s investment advisory fee was the same as the median and lower than the average advisory fee paid by funds in the Fund’s peer group. The Board noted that, based on the information provided,

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the total net annual operating expenses of Institutional Shares of CRM Small/Mid Cap Value Fund ranked approximately in the 25th percentile for the Fund’s peer group. The Board noted that the total net annual operating expenses of Institutional Shares of the Fund were higher than both the median and the average net expenses paid by funds in the Fund’s peer group.

CRM Mid Cap Value Fund

The Board noted that based on the information provided, the investment advisory fee for CRM Mid Cap Value Fund fell in between the 25th and 50th percentiles for the Fund’s peer group. The Board noted that the Fund’s investment advisory fee was equal to the median and higher than the average advisory fee paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the total net annual operating expenses of Institutional Shares of CRM Mid Cap Value Fund ranked in the first percentile for the Fund’s peer group. The Board noted that the total net annual operating expenses of Institutional Shares of the Fund were higher than both the median and the average net expenses paid by funds in the Fund’s peer group.

CRM All Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for CRM All Cap Value Fund ranked in the 50th percentile for the Fund’s peer group. The Board noted that the Fund’s current investment advisory fee was equal to the median and lower than the average advisory fees paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the total net annual operating expenses of Institutional Shares of CRM All Cap Value Fund ranked in the first percentile for the Fund’s peer group. The Board noted that the total net annual operating expenses of Institutional Shares of the Fund were higher than both the median and the average net expenses paid by funds in the Fund’s peer group.

CRM Long/Short Opportunities Fund

The Board noted that, based on the information provided, the investment advisory fee for CRM Long/Short Opportunities Fund ranked in the first percentile for the Fund’s peer group. The Board noted that the Fund’s investment advisory fee was higher than both the median and average advisory fees paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the

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total net annual operating expenses of Institutional Shares of CRM Long/Short Opportunities Fund ranked in the first percentile for the Fund’s peer group. The Board noted that the total net annual operating expenses of Institutional Shares of the Fund were higher than both the median and the average net expenses paid by funds in the Fund’s peer group.

Conclusion as to Fees and Expenses

In view of what it understood to be the costs of CRM’s proprietary research and CRM’s experience in implementing its value-oriented investment philosophy, the Board concluded that the investment advisory fee paid by each Fund was reasonable in relation to the nature and quality of the services provided by CRM. The Board also indicated it would continue to monitor the Funds’ fees and expenses.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as each Fund’s assets increased, and the extent to which such economies of scale were reflected in the fees charged under the Investment Advisory Agreement. The Board observed that the Investment Advisory Agreement contains breakpoints that reduce the investment advisory fee rate paid by each Fund on assets above specified levels. The Board concluded that breakpoints were an effective way to share any economies of scale or other efficiencies with Fund shareholders as the Funds grow larger. In addition, the Board noted that expense subsidization (where applicable), investment by CRM in proprietary research, and CRM’s commitment and resource allocation to the Funds may be relevant in considering the sharing of economies of scale, and that profitability also may be an indicator of the existence of any economies of scale. Accordingly, the Board determined that economies of scale, if any, were being appropriately shared with the Funds.

Profitability

The Board considered the information provided by CRM regarding CRM’s profitability in relation to the Funds and considered the methodology used by CRM in preparing the profitability information. The Board reviewed the financial results of CRM in relation to the Funds for the year ended December 31, 2023. The Board considered CRM’s profit margins with respect to the Funds. The Board indicated that the profitability of any adviser was affected by numerous factors, including its organizational structure, method for allocating expenses and the compensation to be

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paid to its employees, and, therefore, acknowledged the limitations inherent in any comparison of adviser profitability information. The Board concluded that, based on the information provided, the profit to CRM on the fees paid by the Funds was not excessive in view of the nature, quality and extent of services provided.

Other Benefits

The Board considered the other benefits which CRM receives from its relationship with the Funds. The Board noted that CRM acts as the shareholder servicing agent for Investor Shares of the Funds and receives fees under a shareholder service plan in connection with the services CRM provides or arranges as the Funds’ shareholder servicing agent. The Board considered the fees received by CRM under the shareholder service plan, and the amounts paid by CRM to third-party shareholder servicing agents. The Board considered how CRM uses “soft” commission dollars generated by the Funds to pay for research and brokerage services and the ways in which CRM conducts portfolio transactions for the Funds and selects brokers. The Board concluded that any other benefits derived by CRM from managing the Funds were reasonable.

General Conclusion

Based on the foregoing considerations, the Board, including the Independent Trustees voting separately, in the exercise of the Trustees’ business judgment, concluded that the terms of the Investment Advisory Agreement, including the fees payable thereunder, are fair and reasonable, and voted to approve the continuance and renewal of the Investment Advisory Agreement.

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TRUSTEES
F. Gregory Ahern
Rodney P. Wood

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
300 First Stamford Place, Suite 440
Stamford, CT 06902

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN
The Bank of New York Mellon
2 Hanson Place, 7th Floor
Brooklyn, NY 11217

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110

Investor Information:
800-CRM-2883
www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Christopher Barnett
Christopher Barnett, President and Chief Executive Officer
(Principal Executive Officer)

Date:	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher Barnett
Christopher Barnett, President and Chief Executive Officer
(Principal Executive Officer)

Date:	9/5/24

By (Signature and Title)*	/s/ Laura Szalyga
Laura Szalyga, Treasurer
(Principal Financial Officer)

Date:	9/5/24

*	Print the name and title of each signing officer under his or her signature.